UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
New Insights
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	1.14%
Actual		$ 1,000.00	$ 948.40	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class T	1.39%
Actual		$ 1,000.00	$ 947.30	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class B	1.96%
Actual		$ 1,000.00	$ 944.80	$ 9.45
HypotheticalA		$ 1,000.00	$ 1,015.08	$ 9.79
Class C	1.88%
Actual		$ 1,000.00	$ 945.00	$ 9.07
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Institutional Class	.91%
Actual		$ 1,000.00	$ 950.00	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.6	5.2
Google, Inc. Class A	4.2	5.7
Berkshire Hathaway, Inc. Class A	3.6	2.8
Wells Fargo & Co.	2.7	3.1
Visa, Inc. Class A	2.3	2.6
McDonald's Corp.	2.3	2.1
The Walt Disney Co.	1.9	1.6
The Coca-Cola Co.	1.8	2.3
TJX Companies, Inc.	1.5	1.1
NIKE, Inc. Class B	1.3	1.3
	28.2
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.6	30.3
Consumer Discretionary	17.5	14.8
Health Care	10.8	13.0
Financials	9.7	12.1
Consumer Staples	7.0	7.7
Asset Allocation (% of fund's net assets)
As of June 30, 2010 *	As of December 31, 2009 **
Stocks 91.2%		Stocks 93.8%
Bonds 0.0%†		Bonds 0.1%
Convertible Securities 0.2%		Convertible Securities 0.2%
Short-Term Investments and Net Other Assets 8.6%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments 18.8%	** Foreign investments	21.6%

† Amount represents less than 0.1%.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.1%
Autoliv, Inc.	1,700	$ 81
BorgWarner, Inc. (a)	30,900	1,154
Gentex Corp.	267,500	4,810
TRW Automotive Holdings Corp. (a)	166,000	4,577
		10,622
Automobiles - 0.3%
Ford Motor Co. (a)	508,800	5,129
Geely Automobile Holdings Ltd. (c)	32,540,000	9,861
Honda Motor Co. Ltd. sponsored ADR	200,300	5,759
Hyundai Motor Co.	82,488	9,642
Toyota Motor Corp.	75,300	2,588
		32,979
Diversified Consumer Services - 0.4%
DeVry, Inc.	275,900	14,482
Strayer Education, Inc.	154,980	32,219
Universal Technical Institute, Inc.	109,608	2,591
		49,292
Hotels, Restaurants & Leisure - 4.6%
7 Days Group Holdings Ltd. ADR	88,100	961
Cafe de Coral Holdings Ltd.	724,000	1,854
China Lodging Group Ltd. ADR	49,900	756
Chipotle Mexican Grill, Inc. (a)	588,628	80,530
Ctrip.com International Ltd. sponsored ADR (a)	499,900	18,776
Home Inns & Hotels Management, Inc. sponsored ADR (a)	436,400	17,037
Las Vegas Sands Corp. (a)(c)	419,800	9,294
Little Sheep Group Ltd.	6,311,000	3,779
Marriott International, Inc. Class A	263,090	7,877
McDonald's Corp.	4,140,827	272,756
Panera Bread Co. Class A (a)	89,900	6,769
Sands China Ltd.	2,871,200	4,244
Starbucks Corp.	2,378,800	57,805
Tim Hortons, Inc.	1,842,100	58,947
WMS Industries, Inc. (a)	238,900	9,377
		550,762
Household Durables - 0.2%
iRobot Corp. (a)	148,982	2,799
Tempur-Pedic International, Inc. (a)	298,400	9,176
Whirlpool Corp.	110,800	9,730
		21,705
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	1,168,600	$ 127,681
ASOS PLC (a)	215,000	2,749
Liberty Media Corp. Interactive Series A (a)	526,600	5,529
Netflix, Inc. (a)	25,836	2,807
Priceline.com, Inc. (a)	225,100	39,739
		178,505
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	158,500	6,514
Mattel, Inc.	281,300	5,952
Sport Supply Group, Inc.	117,500	1,582
		14,048
Media - 4.1%
Charm Communications, Inc. ADR	34,500	261
CKX, Inc. (a)	59,093	295
Comcast Corp. Class A	428,100	7,436
DIRECTV (a)	2,718,635	92,216
Discovery Communications, Inc. (a)	2,602,800	92,946
DreamWorks Animation SKG, Inc. Class A (a)	222,424	6,350
Liberty Media Corp.:
Capital Series A (a)	169,232	7,093
Starz Series A (a)	138,790	7,195
Naspers Ltd. Class N	100,200	3,393
Pearson PLC	93,300	1,227
ReachLocal, Inc.	137,100	1,778
Scripps Networks Interactive, Inc. Class A	927,100	37,399
The Walt Disney Co.	7,220,985	227,461
The Weinstein Co. III Holdings, LLC Class A-1 (a)(g)	2,267	850
Viacom, Inc. Class B (non-vtg.)	108,400	3,401
Virgin Media, Inc.	295,400	4,930
		494,231
Multiline Retail - 0.8%
99 Cents Only Stores (a)	342,600	5,070
Big Lots, Inc. (a)	256,600	8,234
Dollar General Corp.	204,100	5,623
Dollar Tree, Inc. (a)	1,610,400	67,041
Dollarama, Inc.	285,400	6,635
Dollarama, Inc. (e)	229,600	5,338
Mothercare PLC	144,733	1,228
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Next PLC	44,400	$ 1,323
PCD Stores Group Ltd.	3,660,000	1,136
		101,628
Specialty Retail - 3.5%
Abercrombie & Fitch Co. Class A	190,000	5,831
Aeropostale, Inc. (a)	505,050	14,465
AutoZone, Inc. (a)	58,500	11,303
Bed Bath & Beyond, Inc. (a)	711,900	26,397
Belle International Holdings Ltd.	6,282,000	8,912
Cabela's, Inc. Class A (a)	82,000	1,159
Chico's FAS, Inc.	658,100	6,502
DSW, Inc. Class A (a)(c)	136,700	3,070
Fourlis Holdings SA	527,400	4,645
Gap, Inc.	386,800	7,527
Inditex SA	121,255	6,914
J. Crew Group, Inc. (a)	1,194,215	43,959
L'Occitane Ltd.	298,000	641
Lumber Liquidators Holdings, Inc. (a)	174,100	4,062
O'Reilly Automotive, Inc. (a)	182,600	8,684
RadioShack Corp.	167,400	3,266
Ross Stores, Inc.	744,573	39,678
rue21, Inc.	102,300	3,104
The Pep Boys - Manny, Moe & Jack	217,300	1,925
TJX Companies, Inc.	4,171,600	174,999
Urban Outfitters, Inc. (a)	1,096,200	37,698
Zumiez, Inc. (a)(c)	75,700	1,220
		415,961
Textiles, Apparel & Luxury Goods - 1.9%
Anta Sports Products Ltd.	1,043,000	1,878
Burberry Group PLC	809,600	9,141
Carter's, Inc. (a)	46,100	1,210
China Dongxiang Group Co. Ltd.	4,868,000	3,245
China Hongxing Sports Ltd.	6,000,000	509
Coach, Inc.	412,300	15,070
Deckers Outdoor Corp. (a)	59,900	8,558
Li Ning Co. Ltd.	359,000	1,176
NIKE, Inc. Class B	2,385,800	161,161
Phillips-Van Heusen Corp.	153,853	7,119
Polo Ralph Lauren Corp. Class A	141,600	10,331
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	33,100	1,209
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	250,800	$ 7,905
Trinity Ltd.	2,004,000	1,334
		229,846
TOTAL CONSUMER DISCRETIONARY		2,099,579
CONSUMER STAPLES - 7.0%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	289,208	13,905
Boston Beer Co., Inc. Class A (a)	42,100	2,840
C&C Group PLC	669,755	2,638
Coca-Cola Bottling Co. Consolidated	30,294	1,452
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	12,100	1,222
Diageo PLC sponsored ADR	19,500	1,223
Dr Pepper Snapple Group, Inc.	284,600	10,641
The Coca-Cola Co.	4,235,700	212,293
Tsingtao Brewery Co. Ltd. (H Shares)	1,244,000	5,812
		252,026
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	406,600	22,294
Koninklijke Ahold NV	992,150	12,272
Susser Holdings Corp. (a)	54,602	644
Tesco PLC	5,171,622	29,166
Whole Foods Market, Inc. (a)	36,800	1,326
		65,702
Food Products - 1.3%
Ausnutria Dairy Hunan Co. Ltd. Class H	2,145,000	1,309
Diamond Foods, Inc.	239,000	9,823
General Mills, Inc.	885,200	31,442
Hershey Co.	49,900	2,392
Kraft Foods, Inc. Class A	27,366	766
Nestle SA	623,441	30,062
Ralcorp Holdings, Inc. (a)	252,700	13,848
Tingyi Cayman Islands Holding Corp.	6,258,000	15,344
TreeHouse Foods, Inc. (a)	608,893	27,802
Want Want China Holdings Ltd.	26,190,000	21,985
		154,773
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 2.5%
Colgate-Palmolive Co.	1,835,900	$ 144,595
Procter & Gamble Co.	2,505,667	150,290
		294,885
Personal Products - 0.6%
BaWang International (Group) Holding Ltd.	15,755,000	11,177
Estee Lauder Companies, Inc. Class A	690,400	38,476
Hengan International Group Co. Ltd.	1,002,000	8,114
Hypermarcas SA (a)	442,600	5,674
Nu Skin Enterprises, Inc. Class A	351,900	8,773
		72,214
TOTAL CONSUMER STAPLES		839,600
ENERGY - 5.2%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	1,275,500	70,586
Seadrill Ltd. (c)	151,200	2,727
		73,313
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	824,700	29,763
Birchcliff Energy Ltd. (a)	1,304,400	11,885
Canadian Natural Resources Ltd.	1,055,300	35,023
Cimarex Energy Co.	16,100	1,152
Clean Energy Fuels Corp. (a)(c)	1,083,100	16,182
Concho Resources, Inc. (a)	747,000	41,332
Crescent Point Energy Corp. (c)	377,500	13,177
Denbury Resources, Inc. (a)	74,900	1,097
EnCana Corp.	621,500	18,822
EOG Resources, Inc.	638,500	62,809
GoviEx Uranium, Inc. (a)(g)	3,477,000	6,954
Ivanhoe Energy, Inc. (a)(c)	2,114,400	4,052
Ivanhoe Energy, Inc. (a)(e)	618,000	1,184
Ivanhoe Energy, Inc. warrants 1/26/11 (a)(e)	154,500	2
Mariner Energy, Inc. (a)	274,900	5,905
Niko Resources Ltd.	103,400	9,617
Noble Energy, Inc.	2,332,700	140,732
Northern Oil & Gas, Inc. (a)(c)	94,675	1,216
Oasis Petroleum, Inc. (a)	396,300	5,746
Occidental Petroleum Corp.	1,308,700	100,966
OGX Petroleo e Gas Participacoes SA	282,200	2,621
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pacific Rubiales Energy Corp. (a)	73,900	$ 1,656
Petroplus Holdings AG	761,857	11,201
Range Resources Corp.	90,700	3,642
Sable Mining Africa Ltd. (a)(d)	57,229,898	16,375
Southwestern Energy Co. (a)	59,100	2,284
Sunoco, Inc.	111,000	3,859
TransAtlantic Petroleum Ltd. (a)(e)	1,234,400	3,942
Ultra Petroleum Corp. (a)	53,000	2,345
		555,541
TOTAL ENERGY		628,854
FINANCIALS - 9.6%
Capital Markets - 0.4%
Charles Schwab Corp.	294,900	4,182
Franklin Resources, Inc.	71,000	6,119
Goldman Sachs Group, Inc.	31,000	4,069
Morgan Stanley	129,400	3,003
T. Rowe Price Group, Inc.	547,500	24,304
		41,677
Commercial Banks - 3.8%
Banco Do Brasil SA	154,200	2,134
BOK Financial Corp.	24,700	1,173
Center Financial Corp. (a)	50,000	258
City National Corp.	18,553	950
HDFC Bank Ltd. sponsored ADR (c)	51,400	7,349
Itau Unibanco Banco Multiplo SA:
ADR	151,470	2,728
ADR (a)(e)	2,859,700	51,503
M&T Bank Corp. (c)	97,600	8,291
PT Bank Central Asia Tbk	2,333,500	1,519
Royal Bank of Canada	159,000	7,572
Standard Chartered PLC (United Kingdom)	1,851,534	45,072
State Bank of India	114,236	5,617
Wells Fargo & Co.	12,619,885	323,069
		457,235
Consumer Finance - 0.2%
American Express Co.	685,200	27,202
Credit Acceptance Corp. (a)(c)	25,600	1,249
		28,451
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.7%
Hong Kong Exchanges and Clearing Ltd.	543,800	$ 8,482
JPMorgan Chase & Co.	2,214,219	81,063
		89,545
Insurance - 4.4%
ACE Ltd.	81,700	4,206
Admiral Group PLC	837,500	17,534
Berkshire Hathaway, Inc. Class A (a)	3,550	426,000
CNinsure, Inc. ADR	38,800	1,006
Fairfax Financial Holdings Ltd. (sub. vtg.)	44,700	16,371
The Chubb Corp.	993,200	49,670
The Travelers Companies, Inc.	211,800	10,431
		525,218
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	93,272	7,532
Starwood Property Trust, Inc.	55,700	944
		8,476
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd.	997,000	4,830
TOTAL FINANCIALS		1,155,432
HEALTH CARE - 10.7%
Biotechnology - 2.8%
Abraxis BioScience, Inc. (a)	21,500	1,595
Acorda Therapeutics, Inc. (a)	17,539	546
Actelion Ltd. (a)	23,000	861
Alexion Pharmaceuticals, Inc. (a)	412,700	21,126
Allos Therapeutics, Inc. (a)	194,000	1,189
ARIAD Pharmaceuticals, Inc. (a)	2,000,000	5,640
AVEO Pharmaceuticals, Inc.	85,000	601
Biogen Idec, Inc. (a)	352,000	16,702
BioMarin Pharmaceutical, Inc. (a)	121,300	2,300
Celgene Corp. (a)	907,200	46,104
Gilead Sciences, Inc. (a)	4,343,400	148,892
Human Genome Sciences, Inc. (a)	819,600	18,572
Incyte Corp. (a)(c)	843,800	9,341
MannKind Corp. warrants 8/3/10 (a)(g)	29,881	0*
Medivation, Inc. (a)(c)	875,461	7,739
Regeneron Pharmaceuticals, Inc. (a)	405,000	9,040
RXi Pharmaceuticals Corp. (a)(c)	571,429	1,486
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	$ 370
Targacept, Inc. (a)	1,118,700	21,624
United Therapeutics Corp. (a)	213,300	10,411
Vertex Pharmaceuticals, Inc. (a)	351,100	11,551
Zymogenetics, Inc. (a)	448,700	1,894
		337,584
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	79,700	11,811
American Medical Systems Holdings, Inc. (a)	108,700	2,404
C. R. Bard, Inc.	143,399	11,118
Conceptus, Inc. (a)	84,600	1,318
Covidien PLC	748,866	30,089
Cyberonics, Inc. (a)	129,200	3,059
DENTSPLY International, Inc.	336,617	10,068
Edwards Lifesciences Corp. (a)	718,964	40,276
ev3, Inc. (a)	467,600	10,479
Gen-Probe, Inc. (a)	27,000	1,226
Hill-Rom Holdings, Inc.	248,319	7,556
I-Pulse, Inc. (a)	58,562	94
I-Pulse, Inc. warrants 12/15/10 (a)	58,562	0
Intuitive Surgical, Inc. (a)	58,400	18,432
Micrus Endovascular Corp. (a)	153,000	3,181
Neogen Corp. (a)	19,400	505
NuVasive, Inc. (a)	117,700	4,174
ResMed, Inc. (a)	100,800	6,130
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,160,000	9,410
St. Jude Medical, Inc. (a)	68,200	2,461
Stryker Corp.	22,700	1,136
superDimension Ltd. (a)	6,622	142
superDimension Ltd. warrants 6/16/20 (a)	1,656	0
Thoratec Corp. (a)	142,000	6,068
Volcano Corp. (a)	227,900	4,973
		186,110
Health Care Providers & Services - 1.5%
Accretive Health, Inc.	60,800	804
AmerisourceBergen Corp.	174,600	5,544
Cardinal Health, Inc.	74,400	2,501
Emergency Medical Services Corp. Class A (a)	78,900	3,868
Express Scripts, Inc. (a)	1,021,000	48,007
Henry Schein, Inc. (a)	54,300	2,981
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HMS Holdings Corp. (a)	120,000	$ 6,506
Magellan Health Services, Inc. (a)	149,900	5,444
Medco Health Solutions, Inc. (a)	1,750,200	96,401
Sinopharm Group Co. Ltd. (H Shares)	438,000	1,596
UnitedHealth Group, Inc.	41,300	1,173
Universal Health Services, Inc. Class B	29,600	1,129
		175,954
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	195,800	3,152
Cerner Corp. (a)	472,073	35,826
MedAssets, Inc. (a)	206,800	4,773
Quality Systems, Inc. (c)	352,500	20,441
SXC Health Solutions Corp. (a)	9,700	713
		64,905
Life Sciences Tools & Services - 1.2%
Fluidigm Corp. warrants 8/25/19 (a)	3,117	0*
Life Technologies Corp. (a)	661,400	31,251
Mettler-Toledo International, Inc. (a)	597,000	66,643
QIAGEN NV (a)	318,000	6,112
Waters Corp. (a)	541,700	35,048
		139,054
Pharmaceuticals - 3.2%
Abbott Laboratories	2,583,900	120,875
AstraZeneca PLC (United Kingdom)	1,069,830	50,423
Auxilium Pharmaceuticals, Inc. (a)	36,100	848
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	305,400	9,422
Forest Laboratories, Inc. (a)	160,400	4,400
Johnson & Johnson	305,100	18,019
MAP Pharmaceuticals, Inc. (a)	599,800	7,869
Novo Nordisk AS Series B	568,034	45,890
Optimer Pharmaceuticals, Inc. (a)	209,100	1,938
Perrigo Co.	252,300	14,903
Pronova BioPharma ASA (a)	123,300	243
Salix Pharmaceuticals Ltd. (a)(c)	153,700	5,999
Shionogi & Co. Ltd.	108,000	2,239
Shire PLC	824,000	16,899
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	926,400	$ 48,164
Valeant Pharmaceuticals International (a)	681,300	35,625
		383,756
TOTAL HEALTH CARE		1,287,363
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc. (a)	96,300	2,533
Precision Castparts Corp.	18,700	1,925
The Boeing Co.	62,000	3,891
TransDigm Group, Inc.	23,600	1,204
United Technologies Corp.	180,300	11,703
		21,256
Air Freight & Logistics - 0.5%
Air Lease Corp. Class A (a)(e)	320,800	6,416
C.H. Robinson Worldwide, Inc.	979,472	54,517
United Parcel Service, Inc. Class B	19,200	1,092
		62,025
Airlines - 0.0%
Southwest Airlines Co.	442,800	4,920
Building Products - 0.1%
Owens Corning (a)	189,800	5,677
Quanex Building Products Corp.	153,500	2,654
		8,331
Commercial Services & Supplies - 0.4%
APAC Customer Services, Inc. (a)(d)	2,806,744	15,998
Interface, Inc. Class A	71,331	766
Republic Services, Inc.	43,500	1,293
Schawk, Inc. Class A	390,146	5,833
Stericycle, Inc. (a)	401,400	26,324
Waste Connections, Inc. (a)	108,100	3,772
		53,986
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	165,900	6,045
Electrical Equipment - 0.4%
American Superconductor Corp. (a)(c)	378,600	10,105
China High Speed Transmission Equipment Group Co. Ltd.	2,389,000	5,018
Cooper Industries PLC Class A	611,345	26,899
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Fushi Copperweld, Inc. (a)	699,600	$ 5,723
Nexxus Lighting, Inc. (a)(c)	109,400	245
Roper Industries, Inc.	21,800	1,220
Sensata Technologies Holding BV	129,500	2,071
		51,281
Industrial Conglomerates - 0.1%
3M Co.	81,200	6,414
Beijing Enterprises Holdings Ltd.	635,500	4,126
		10,540
Machinery - 1.1%
ArvinMeritor, Inc. (a)	385,300	5,047
China Automation Group Ltd.	10,109,000	6,541
Cummins, Inc.	126,300	8,226
Danaher Corp.	2,169,554	80,534
PACCAR, Inc.	622,823	24,832
SmartHeat, Inc. (a)(c)	529,800	3,025
		128,205
Marine - 0.0%
Kuehne & Nagel International AG	12,190	1,255
Professional Services - 0.1%
51job, Inc. sponsored ADR (a)	34,900	726
IHS, Inc. Class A (a)	44,100	2,576
Robert Half International, Inc.	89,600	2,110
SEEK Ltd.	1,250,000	7,274
		12,686
Road & Rail - 0.4%
Canadian National Railway Co.	622,300	35,664
CSX Corp.	143,000	7,097
Hertz Global Holdings, Inc. (a)(c)	100,200	948
		43,709
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	70,300	6,991
TOTAL INDUSTRIALS		411,230
INFORMATION TECHNOLOGY - 30.6%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	235,500	6,330
Adtran, Inc.	94,500	2,577
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Aruba Networks, Inc. (a)	241,600	$ 3,440
BYD Electronic International Co. Ltd.	9,178,000	5,081
Ciena Corp. (a)	72,600	921
Cisco Systems, Inc. (a)	4,742,600	101,065
DG FastChannel, Inc. (a)	11,100	362
F5 Networks, Inc. (a)	615,700	42,219
JDS Uniphase Corp. (a)	545,200	5,365
Juniper Networks, Inc. (a)	370,800	8,462
Polycom, Inc. (a)	80,500	2,398
QUALCOMM, Inc.	1,086,800	35,691
ZTE Corp. (H Shares)	17,200	52
		213,963
Computers & Peripherals - 8.5%
Apple, Inc. (a)	3,148,053	791,838
EMC Corp. (a)	2,122,200	38,836
Hewlett-Packard Co.	2,811,000	121,660
HTC Corp.	840,000	11,106
Lexmark International, Inc. Class A (a)	135,200	4,466
NetApp, Inc. (a)	1,378,800	51,443
Synaptics, Inc. (a)	22,400	616
Teradata Corp. (a)	38,100	1,161
		1,021,126
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc. (a)	719,900	20,467
Amphenol Corp. Class A	1,894,840	74,429
BYD Co. Ltd. (H Shares) (c)	3,731,690	27,448
Corning, Inc.	72,700	1,174
FLIR Systems, Inc. (a)	559,900	16,287
Plexus Corp. (a)	209,500	5,602
Prime View International Co. Ltd. (a)	899,000	1,086
Prime View International Co. Ltd. sponsored GDR (a)(e)	89,500	1,102
Sanmina-SCI Corp. (a)	75,100	1,022
Wasion Group Holdings Ltd.	5,600,000	3,508
		152,125
Internet Software & Services - 5.5%
Akamai Technologies, Inc. (a)	35,100	1,424
Baidu.com, Inc. sponsored ADR (a)	393,100	26,762
Constant Contact, Inc. (a)	373,700	7,971
eBay, Inc. (a)	1,041,300	20,420
Google, Inc. Class A (a)	1,149,305	511,383
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
IAC/InterActiveCorp (a)	67,100	$ 1,474
LivePerson, Inc. (a)	652,100	4,473
LogMeIn, Inc.	221,200	5,802
Mercadolibre, Inc. (a)(c)	149,300	7,846
Open Text Corp. (a)	35,500	1,334
OpenTable, Inc. (a)	235,000	9,745
Tencent Holdings Ltd.	2,689,100	44,552
VistaPrint Ltd. (a)	236,100	11,212
WebMD Health Corp. (a)	230,036	10,681
		665,079
IT Services - 3.8%
Accenture PLC Class A	1,549,200	59,877
Alliance Data Systems Corp. (a)	18,400	1,095
CGI Group, Inc. Class A (sub. vtg.) (a)	391,800	5,830
Cognizant Technology Solutions Corp. Class A (a)	654,400	32,759
Fidelity National Information Services, Inc.	1,120,300	30,046
Fiserv, Inc. (a)	72,100	3,292
Hewitt Associates, Inc. Class A (a)	345,000	11,889
MasterCard, Inc. Class A	156,969	31,320
Redecard SA	413,200	5,837
Visa, Inc. Class A	3,872,100	273,951
		455,896
Semiconductors & Semiconductor Equipment - 5.5%
Altera Corp.	2,921,800	72,490
Analog Devices, Inc.	210,800	5,873
Applied Micro Circuits Corp. (a)	116,200	1,218
ARM Holdings PLC sponsored ADR (c)	866,200	10,741
ASML Holding NV	488,300	13,414
Atheros Communications, Inc. (a)	346,286	9,537
Atmel Corp. (a)	709,700	3,407
Avago Technologies Ltd.	1,846,000	38,877
Broadcom Corp. Class A	2,080,400	68,591
Cavium Networks, Inc. (a)	390,500	10,227
Cirrus Logic, Inc. (a)	762,600	12,057
Cree, Inc. (a)	779,400	46,787
Cypress Semiconductor Corp. (a)	113,700	1,142
Intel Corp.	909,300	17,686
Linear Technology Corp.	569,900	15,849
Marvell Technology Group Ltd. (a)	5,415,800	85,353
Maxim Integrated Products, Inc.	264,700	4,428
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MediaTek, Inc.	447,000	$ 6,211
Micrel, Inc. (c)	1,215,577	12,375
Microchip Technology, Inc. (c)	44,800	1,243
Monolithic Power Systems, Inc. (a)	163,900	2,927
Netlogic Microsystems, Inc. (a)(c)	781,687	21,262
Novellus Systems, Inc. (a)	308,300	7,818
NVIDIA Corp. (a)	3,285,600	33,546
ON Semiconductor Corp. (a)	488,000	3,113
Power Integrations, Inc.	85,700	2,759
Samsung Electronics Co. Ltd.	158,014	99,004
Skyworks Solutions, Inc. (a)	2,344,576	39,365
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,641,046	16,017
TriQuint Semiconductor, Inc. (a)	181,300	1,108
Veeco Instruments, Inc. (a)(c)	1,400	48
Volterra Semiconductor Corp. (a)	92,605	2,135
		666,608
Software - 4.2%
Activision Blizzard, Inc.	1,315,500	13,800
ANSYS, Inc. (a)	173,700	7,047
ArcSight, Inc. (a)	293,839	6,579
Ariba, Inc. (a)	477,638	7,609
AsiaInfo Holdings, Inc. (a)	272,100	5,948
Autonomy Corp. PLC (a)	186,100	5,071
Blackboard, Inc. (a)(c)	59,700	2,229
BMC Software, Inc. (a)	1,178,500	40,811
Check Point Software Technologies Ltd. (a)	1,484,200	43,754
Citrix Systems, Inc. (a)	1,410,100	59,549
CommVault Systems, Inc. (a)	481,900	10,843
Fortinet, Inc. (c)	204,000	3,354
Informatica Corp. (a)	780,589	18,640
Intuit, Inc. (a)	290,100	10,087
Longtop Financial Technologies Ltd. ADR (a)	91,600	2,968
NCsoft Corp.	14,863	2,447
NetSuite, Inc. (a)	4,600	58
Oracle Corp.	5,946,050	127,602
Pegasystems, Inc.	187,900	6,033
Red Hat, Inc. (a)	490,800	14,204
Rovi Corp. (a)	592,000	22,443
Salesforce.com, Inc. (a)	523,700	44,944
SolarWinds, Inc. (a)	388,900	6,238
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Solera Holdings, Inc.	66,800	$ 2,418
Sourcefire, Inc. (a)	912,240	17,333
SuccessFactors, Inc. (a)	163,900	3,407
TeleNav, Inc.	202,600	1,700
TIBCO Software, Inc. (a)	592,300	7,143
VanceInfo Technologies, Inc. ADR (a)	536,600	12,492
VMware, Inc. Class A (a)	31,400	1,965
		508,716
TOTAL INFORMATION TECHNOLOGY		3,683,513
MATERIALS - 6.7%
Chemicals - 0.6%
E.I. du Pont de Nemours & Co.	35,700	1,235
Ecolab, Inc.	533,600	23,964
Huabao International Holdings Ltd.	27,046,000	34,572
Lubrizol Corp.	30,100	2,417
PPG Industries, Inc.	19,200	1,160
STR Holdings, Inc.	380,700	7,157
Valspar Corp.	43,700	1,316
		71,821
Construction Materials - 0.0%
Vulcan Materials Co.	53,000	2,323
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	31,100	1,545
Silgan Holdings, Inc.	28,600	812
		2,357
Metals & Mining - 6.1%
Alamos Gold, Inc.	356,300	5,466
Allied Nevada Gold Corp. (a)	342,000	6,775
AngloGold Ashanti Ltd. sponsored ADR	731,300	31,578
Aurizon Mines Ltd. (a)	439,000	2,161
B2Gold Corp. (a)	2,799,000	4,338
B2Gold Corp. (a)(e)	660,000	1,023
Crocodile Gold Corp. (a)(c)	4,370,100	4,351
Detour Gold Corp. (a)	156,300	3,472
Eldorado Gold Corp.	5,335,303	95,625
Franco-Nevada Corp.	1,726,600	52,550
Franco-Nevada Corp. (e)	126,300	3,844
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	63,150	480
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	3,033,601	$ 132,822
Golden Star Resources Ltd. Cda (a)	300,000	1,325
Ivanhoe Mines Ltd. (a)	3,449,300	44,682
Kinross Gold Corp.	3,305,676	56,515
Lihir Gold Ltd.	10,848,594	39,003
New Gold, Inc. (a)	1,748,300	10,856
Newcrest Mining Ltd.	3,004,543	87,605
Novagold Resources, Inc. (a)	36,200	252
Randgold Resources Ltd. sponsored ADR	922,622	87,418
Red Back Mining, Inc. (a)	1,499,204	37,897
Red Back Mining, Inc. (a)(e)	98,900	2,500
San Gold Corp. (a)	1,686,000	7,206
Seabridge Gold, Inc. (a)	147,300	4,559
Tahoe Resources, Inc. (a)(e)	647,300	3,952
Ventana Gold Corp. (a)	290,600	2,170
		730,425
TOTAL MATERIALS		806,926
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	459,700	20,457
Clearwire Corp. Class A (a)	511,866	3,726
NII Holdings, Inc. (a)	64,200	2,088
Sprint Nextel Corp. (a)	2,795,600	11,853
Vivo Participacoes SA sponsored ADR	305,100	7,908
		46,032
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	3,794,910	8,665
TOTAL COMMON STOCKS (Cost $9,417,681)		10,967,194
Preferred Stocks - 0.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ning, Inc. Series D 8.00% (a)(g)	541,260	$ 3,191
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Light Sciences Oncology, Inc. (a)(g)	463,700	1,855
Light Sciences Oncology, Inc. Series B (a)(g)	1,792,115	7,168
		9,023
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. 6.00% (a)(g)	91,600	1,963
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	143,925	1,007
TOTAL HEALTH CARE		11,993
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(g)	64,821	486
Software - 0.0%
Trion World Network, Inc. 8.00% (a)(g)	602,295	2,578
TOTAL INFORMATION TECHNOLOGY		3,064
TOTAL CONVERTIBLE PREFERRED STOCKS		18,248
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(g)	809,262	486
TOTAL PREFERRED STOCKS (Cost $34,367)		18,734
Notes - 0.0%
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Light Sciences Oncology, Inc. convertible note 15% 11/4/11 (g)(h) (Cost $1,505)	$ 1,505	$ 1,505
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 0.20% (f)	1,021,241,849	1,021,242
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	157,763,081	157,763
TOTAL MONEY MARKET FUNDS (Cost $1,179,005)		1,179,005
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $10,632,558)		12,166,438
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(139,433)
NET ASSETS - 100%		$ 12,027,005
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,286,000 or 0.7% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,036,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. convertible note 15% 11/4/11	10/22/09	$ 1,505
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. 8.00%	8/22/08	$ 3,307
(h) Includes a Facility Warrant.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 825
Fidelity Securities Lending Cash Central Fund	931
Total	$ 1,756
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
APAC Customer Services, Inc.	$ 16,283	$ 405	$ -	$ -	$ 15,998
Sable Mining Africa Ltd.	5,142	15,250	2,504	-	16,375
Total	$ 21,425	$ 15,655	$ 2,504	$ -	$ 32,373
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,099,579	$ 2,020,703	$ 78,026	$ 850
Consumer Staples	839,600	687,816	151,784	-
Energy	628,854	591,595	30,305	6,954
Financials	1,158,623	1,072,378	83,054	3,191
Health Care	1,299,356	1,159,196	127,931	12,229
Industrials	411,230	380,600	24,214	6,416
Information Technology	3,686,577	3,477,947	205,566	3,064
Materials	806,926	645,746	161,180	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 46,518	$ 46,032	$ -	$ 486
Utilities	8,665	-	8,665	-
Notes	1,505	-	-	1,505
Money Market Funds	1,179,005	1,179,005	-	-
Total Investments in Securities:	$ 12,166,438	$ 11,261,018	$ 870,725	$ 34,695
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 25,420
Total Realized Gain (Loss)	94
Total Unrealized Gain (Loss)	(882)
Cost of Purchases	10,157
Proceeds of Sales	(94)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 34,695
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (882)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.2%
Canada	5.9%
United Kingdom	1.4%
China	1.2%
Bermuda	1.1%
Others (Individually Less Than 1%)	9.2%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $1,550,171,000 of which $726,035,000 and $824,136,000 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending December 31, 2010 approximately $84,647,000 of losses recognized during the period November 1, 2009 to December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $150,460) - See accompanying schedule: Unaffiliated issuers (cost $9,420,069)	$ 10,955,060
Fidelity Central Funds (cost $1,179,005)	1,179,005
Other affiliated issuers (cost $33,484)	32,373
Total Investments (cost $10,632,558)		$ 12,166,438
Cash		232
Receivable for investments sold		45,355
Receivable for fund shares sold		17,811
Dividends receivable		7,512
Interest receivable		19
Distributions receivable from Fidelity Central Funds		345
Other receivables		292
Total assets		12,238,004

Liabilities
Payable for investments purchased	$ 6,341
Payable for fund shares redeemed	33,677
Accrued management fee	6,960
Distribution fees payable	3,357
Other affiliated payables	2,610
Other payables and accrued expenses	291
Collateral on securities loaned, at value	157,763
Total liabilities		210,999

Net Assets		$ 12,027,005
Net Assets consist of:
Paid in capital		$ 12,307,767
Accumulated net investment loss		(22,765)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,791,851)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,533,854
Net Assets		$ 12,027,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,227,078 ÷ 259,005 shares)	$ 16.32

Maximum offering price per share (100/94.25 of $16.32)	$ 17.32
Class T: Net Asset Value and redemption price per share ($1,423,358 ÷ 88,109 shares)	$ 16.15

Maximum offering price per share (100/96.50 of $16.15)	$ 16.74
Class B: Net Asset Value and offering price per share ($370,679 ÷ 23,840 shares)A	$ 15.55

Class C: Net Asset Value and offering price per share ($1,715,170 ÷ 109,858 shares)A	$ 15.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,290,720 ÷ 260,266 shares)	$ 16.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 51,743
Interest		383
Income from Fidelity Central Funds		1,756
Total income		53,882

Expenses
Management fee Basic fee	$ 35,163
Performance adjustment	4,983
Transfer agent fees	14,690
Distribution fees	20,544
Accounting and security lending fees	728
Custodian fees and expenses	428
Independent trustees' compensation	34
Registration fees	280
Audit	39
Legal	10
Interest	1
Miscellaneous	92
Total expenses before reductions	76,992
Expense reductions	(390)	76,602
Net investment income (loss)		(22,720)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,330)
Other affiliated issuers	1,072
Foreign currency transactions	(1,232)
Total net realized gain (loss)		(24,490)
Change in net unrealized appreciation (depreciation) on: Investment securities	(626,414)
Assets and liabilities in foreign currencies	(42)
Total change in net unrealized appreciation (depreciation)		(626,456)
Net gain (loss)		(650,946)
Net increase (decrease) in net assets resulting from operations		$ (673,666)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (22,720)	$ (9,583)
Net realized gain (loss)	(24,490)	(358,784)
Change in net unrealized appreciation (depreciation)	(626,456)	2,979,206
Net increase (decrease) in net assets resulting from operations	(673,666)	2,610,839
Distributions to shareholders from net investment income	-	(3,220)
Distributions to shareholders from net realized gain	(21,522)	(12,352)
Total distributions	(21,522)	(15,572)
Share transactions - net increase (decrease)	475,337	1,323,677
Total increase (decrease) in net assets	(219,851)	3,918,944

Net Assets
Beginning of period	12,246,856	8,327,912
End of period (including accumulated net investment loss of $22,765 and accumulated net investment loss of $45, respectively)	$ 12,027,005	$ 12,246,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.24	$ 13.36	$ 21.65	$ 18.37	$ 16.65	$ 13.99
Income from Investment Operations
Net investment income (loss) E	(.02)	- I	.05	.08	.06	.02
Net realized and unrealized gain (loss)	(.87)	3.89	(8.22)	3.65	1.78	2.64
Total from investment operations	(.89)	3.89	(8.17)	3.73	1.84	2.66
Distributions from net investment income	-	-	- I	(.06)	(.03)	-
Distributions from net realized gain	(.03)	(.01)	(.12)	(.39)	(.08)	-
Total distributions	(.03)	(.01)	(.12)	(.45)	(.12) J	-
Net asset value, end of period	$ 16.32	$ 17.24	$ 13.36	$ 21.65	$ 18.37	$ 16.65
Total Return B, C, D	(5.16)%	29.12%	(37.92)%	20.26%	11.06%	19.01%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.19%	1.10%	1.09%	1.12%	1.17%
Expenses net of fee waivers, if any	1.14% A	1.19%	1.10%	1.09%	1.12%	1.17%
Expenses net of all reductions	1.13% A	1.18%	1.10%	1.08%	1.11%	1.13%
Net investment income (loss)	(.28)% A	-% K	.26%	.42%	.37%	.13%
Supplemental Data
Net assets, end of period (in millions)	$ 4,227	$ 4,265	$ 2,614	$ 2,630	$ 1,823	$ 1,019
Portfolio turnover rate G	52% A	58%	74%	57%	79%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

K Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.08	$ 13.26	$ 21.56	$ 18.29	$ 16.57	$ 13.96
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04)	- I	.04	.03	(.01)
Net realized and unrealized gain (loss)	(.86)	3.86	(8.18)	3.62	1.77	2.62
Total from investment operations	(.90)	3.82	(8.18)	3.66	1.80	2.61
Distributions from net realized gain	(.03)	-	(.12)	(.39)	(.08)	-
Net asset value, end of period	$ 16.15	$ 17.08	$ 13.26	$ 21.56	$ 18.29	$ 16.57
Total Return B, C, D	(5.27)%	28.81%	(38.13)%	20.00%	10.90%	18.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.39% A	1.45%	1.34%	1.31%	1.32%	1.38%
Expenses net of fee waivers, if any	1.39% A	1.45%	1.34%	1.31%	1.32%	1.38%
Expenses net of all reductions	1.38% A	1.44%	1.34%	1.31%	1.31%	1.34%
Net investment income (loss)	(.52)% A	(.25)%	.02%	.19%	.17%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,423	$ 1,557	$ 1,254	$ 2,185	$ 2,165	$ 1,393
Portfolio turnover rate G	52% A	58%	74%	57%	79%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.49	$ 12.88	$ 21.04	$ 17.97	$ 16.35	$ 13.85
Income from Investment Operations
Net investment income (loss) E	(.09)	(.11)	(.10)	(.08)	(.07)	(.10)
Net realized and unrealized gain (loss)	(.82)	3.72	(7.94)	3.54	1.74	2.60
Total from investment operations	(.91)	3.61	(8.04)	3.46	1.67	2.50
Distributions from net realized gain	(.03)	-	(.12)	(.39)	(.05)	-
Net asset value, end of period	$ 15.55	$ 16.49	$ 12.88	$ 21.04	$ 17.97	$ 16.35
Total Return B, C, D	(5.52)%	28.03%	(38.41)%	19.24%	10.23%	18.05%
Ratios to Average Net Assets F, H
Expenses before reductions	1.96% A	2.01%	1.91%	1.89%	1.93%	1.98%
Expenses net of fee waivers, if any	1.96% A	2.00%	1.91%	1.89%	1.93%	1.98%
Expenses net of all reductions	1.95% A	1.99%	1.91%	1.89%	1.92%	1.94%
Net investment income (loss)	(1.10)% A	(.81)%	(.55)%	(.39)%	(.44)%	(.68)%
Supplemental Data
Net assets, end of period (in millions)	$ 371	$ 401	$ 313	$ 489	$ 452	$ 339
Portfolio turnover rate G	52% A	58%	74%	57%	79%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 12.92	$ 21.10	$ 18.00	$ 16.37	$ 13.86
Income from Investment Operations
Net investment income (loss) E	(.09)	(.11)	(.09)	(.06)	(.06)	(.09)
Net realized and unrealized gain (loss)	(.82)	3.74	(7.97)	3.55	1.74	2.60
Total from investment operations	(.91)	3.63	(8.06)	3.49	1.68	2.51
Distributions from net realized gain	(.03)	-	(.12)	(.39)	(.05)	-
Net asset value, end of period	$ 15.61	$ 16.55	$ 12.92	$ 21.10	$ 18.00	$ 16.37
Total Return B, C, D	(5.50)%	28.10%	(38.39)%	19.37%	10.28%	18.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.88% A	1.95%	1.85%	1.82%	1.85%	1.89%
Expenses net of fee waivers, if any	1.88% A	1.95%	1.85%	1.82%	1.85%	1.89%
Expenses net of all reductions	1.88% A	1.94%	1.85%	1.82%	1.83%	1.85%
Net investment income (loss)	(1.02)% A	(.76)%	(.49)%	(.32)%	(.35)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,715	$ 1,799	$ 1,355	$ 1,879	$ 1,596	$ 1,006
Portfolio turnover rate G	52% A	58%	74%	57%	79%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 13.49	$ 21.84	$ 18.52	$ 16.78	$ 14.05
Income from Investment Operations
Net investment income (loss) D	- H	.03	.09	.14	.12	.07
Net realized and unrealized gain (loss)	(.87)	3.93	(8.30)	3.67	1.79	2.66
Total from investment operations	(.87)	3.96	(8.21)	3.81	1.91	2.73
Distributions from net investment income	-	(.02)	(.02)	(.10)	(.09)	-
Distributions from net realized gain	(.03)	(.04)	(.12)	(.39)	(.08)	-
Total distributions	(.03)	(.06)	(.14)	(.49)	(.17) I	-
Net asset value, end of period	$ 16.49	$ 17.39	$ 13.49	$ 21.84	$ 18.52	$ 16.78
Total Return B, C	(5.00)%	29.37%	(37.76)%	20.57%	11.40%	19.43%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.96%	.86%	.81%	.83%	.84%
Expenses net of fee waivers, if any	.91% A	.96%	.86%	.81%	.83%	.84%
Expenses net of all reductions	.90% A	.95%	.85%	.81%	.82%	.79%
Net investment income (loss)	(.05)% A	.24%	.50%	.69%	.66%	.47%
Supplemental Data
Net assets, end of period (in millions)	$ 4,291	$ 4,225	$ 2,793	$ 2,309	$ 1,540	$ 498
Portfolio turnover rate F	52% A	58%	74%	57%	79%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For restricted debt securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,953,886
Gross unrealized depreciation	(508,485)
Net unrealized appreciation (depreciation)	$ 1,445,401
Tax cost	$ 10,721,037

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,139,198 and $3,020,827, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 5,543	$ -
Class T	.25%	.25%	3,899	-
Class B	.75%	.25%	1,999	1,504
Class C	.75%	.25%	9,103	1,705
			$ 20,544	$ 3,209

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 588
Class T	109
Class B*	408
Class C*	88
$ 1,193

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,974.22
Class T	1,734.22
Class B	592.30
Class C	2,026.22
Institutional Class	5,364.24
	$ 14,690

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $931.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,140. The weighted average interest rate was .70%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of

Semiannual Report

10. Expense Reductions - continued

certain expenses on behalf of the Fund totaling $389 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Institutional Class	$ -	$ 3,220
From net realized gain
Class A	$ 7,552	$ 2,465
Class T	2,740	-
Class B	728	-
Class C	3,267	-
Institutional Class	7,235	9,887
Total	$ 21,522	$ 12,352

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	44,343	104,375	$ 769,614	$ 1,494,493
Reinvestment of distributions	439	270	7,136	4,650
Shares redeemed	(33,180)	(52,894)	(573,179)	(757,053)
Net increase (decrease)	11,602	51,751	$ 203,571	$ 742,090
Class T
Shares sold	9,031	21,310	$ 155,613	$ 301,368
Reinvestment of distributions	159	-	2,556	-
Shares redeemed	(12,235)	(24,666)	(209,716)	(343,847)
Net increase (decrease)	(3,045)	(3,356)	$ (51,547)	$ (42,479)
Class B
Shares sold	2,052	5,587	$ 34,121	$ 75,985
Reinvestment of distributions	40	-	619	-
Shares redeemed	(2,565)	(5,591)	(42,439)	(75,502)
Net increase (decrease)	(473)	(4)	$ (7,699)	$ 483

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class C
Shares sold	11,054	26,780	$ 184,077	$ 366,996
Reinvestment of distributions	162	-	2,521	-
Shares redeemed	(10,029)	(22,967)	(166,228)	(310,754)
Net increase (decrease)	1,187	3,813	$ 20,370	$ 56,242
Institutional Class
Shares sold	62,725	125,440	$ 1,096,412	$ 1,816,051
Reinvestment of distributions	348	1,257	5,714	20,220
Shares redeemed	(45,744)	(90,870)	(791,484)	(1,268,930)
Net increase (decrease)	17,329	35,827	$ 310,642	$ 567,341

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Proposed Reorganization.

On July 14, 2010, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor Fifty Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fidelity Advisor Fifty Fund in exchange solely for the number of equivalent shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund having the same aggregate net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of the Fidelity Advisor Fifty Fund on the day the reorganization is effective.

A meeting of the shareholders of Fidelity Advisor Fifty Fund is expected to be held during the fourth quarter of 2010. If approved by shareholders, the reorganization is expected to become effective on or about December 20, 2010. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIF-USAN-0810
1.803541.106

(Fidelity Investment logo)(registered trademark)

Fidelity® Advisor
New Insights
Fund - Institutional Class

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Class A	1.14%
Actual		$ 1,000.00	$ 948.40	$ 5.51
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class T	1.39%
Actual		$ 1,000.00	$ 947.30	$ 6.71
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class B	1.96%
Actual		$ 1,000.00	$ 944.80	$ 9.45
HypotheticalA		$ 1,000.00	$ 1,015.08	$ 9.79
Class C	1.88%
Actual		$ 1,000.00	$ 945.00	$ 9.07
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Institutional Class	.91%
Actual		$ 1,000.00	$ 950.00	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.6	5.2
Google, Inc. Class A	4.2	5.7
Berkshire Hathaway, Inc. Class A	3.6	2.8
Wells Fargo & Co.	2.7	3.1
Visa, Inc. Class A	2.3	2.6
McDonald's Corp.	2.3	2.1
The Walt Disney Co.	1.9	1.6
The Coca-Cola Co.	1.8	2.3
TJX Companies, Inc.	1.5	1.1
NIKE, Inc. Class B	1.3	1.3
	28.2
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.6	30.3
Consumer Discretionary	17.5	14.8
Health Care	10.8	13.0
Financials	9.7	12.1
Consumer Staples	7.0	7.7
Asset Allocation (% of fund's net assets)
As of June 30, 2010 *	As of December 31, 2009 **
Stocks 91.2%		Stocks 93.8%
Bonds 0.0%†		Bonds 0.1%
Convertible Securities 0.2%		Convertible Securities 0.2%
Short-Term Investments and Net Other Assets 8.6%		Short-Term Investments and Net Other Assets 5.9%
* Foreign investments 18.8%	** Foreign investments	21.6%

† Amount represents less than 0.1%.

Semiannual Report

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.1%
Autoliv, Inc.	1,700	$ 81
BorgWarner, Inc. (a)	30,900	1,154
Gentex Corp.	267,500	4,810
TRW Automotive Holdings Corp. (a)	166,000	4,577
		10,622
Automobiles - 0.3%
Ford Motor Co. (a)	508,800	5,129
Geely Automobile Holdings Ltd. (c)	32,540,000	9,861
Honda Motor Co. Ltd. sponsored ADR	200,300	5,759
Hyundai Motor Co.	82,488	9,642
Toyota Motor Corp.	75,300	2,588
		32,979
Diversified Consumer Services - 0.4%
DeVry, Inc.	275,900	14,482
Strayer Education, Inc.	154,980	32,219
Universal Technical Institute, Inc.	109,608	2,591
		49,292
Hotels, Restaurants & Leisure - 4.6%
7 Days Group Holdings Ltd. ADR	88,100	961
Cafe de Coral Holdings Ltd.	724,000	1,854
China Lodging Group Ltd. ADR	49,900	756
Chipotle Mexican Grill, Inc. (a)	588,628	80,530
Ctrip.com International Ltd. sponsored ADR (a)	499,900	18,776
Home Inns & Hotels Management, Inc. sponsored ADR (a)	436,400	17,037
Las Vegas Sands Corp. (a)(c)	419,800	9,294
Little Sheep Group Ltd.	6,311,000	3,779
Marriott International, Inc. Class A	263,090	7,877
McDonald's Corp.	4,140,827	272,756
Panera Bread Co. Class A (a)	89,900	6,769
Sands China Ltd.	2,871,200	4,244
Starbucks Corp.	2,378,800	57,805
Tim Hortons, Inc.	1,842,100	58,947
WMS Industries, Inc. (a)	238,900	9,377
		550,762
Household Durables - 0.2%
iRobot Corp. (a)	148,982	2,799
Tempur-Pedic International, Inc. (a)	298,400	9,176
Whirlpool Corp.	110,800	9,730
		21,705
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	1,168,600	$ 127,681
ASOS PLC (a)	215,000	2,749
Liberty Media Corp. Interactive Series A (a)	526,600	5,529
Netflix, Inc. (a)	25,836	2,807
Priceline.com, Inc. (a)	225,100	39,739
		178,505
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	158,500	6,514
Mattel, Inc.	281,300	5,952
Sport Supply Group, Inc.	117,500	1,582
		14,048
Media - 4.1%
Charm Communications, Inc. ADR	34,500	261
CKX, Inc. (a)	59,093	295
Comcast Corp. Class A	428,100	7,436
DIRECTV (a)	2,718,635	92,216
Discovery Communications, Inc. (a)	2,602,800	92,946
DreamWorks Animation SKG, Inc. Class A (a)	222,424	6,350
Liberty Media Corp.:
Capital Series A (a)	169,232	7,093
Starz Series A (a)	138,790	7,195
Naspers Ltd. Class N	100,200	3,393
Pearson PLC	93,300	1,227
ReachLocal, Inc.	137,100	1,778
Scripps Networks Interactive, Inc. Class A	927,100	37,399
The Walt Disney Co.	7,220,985	227,461
The Weinstein Co. III Holdings, LLC Class A-1 (a)(g)	2,267	850
Viacom, Inc. Class B (non-vtg.)	108,400	3,401
Virgin Media, Inc.	295,400	4,930
		494,231
Multiline Retail - 0.8%
99 Cents Only Stores (a)	342,600	5,070
Big Lots, Inc. (a)	256,600	8,234
Dollar General Corp.	204,100	5,623
Dollar Tree, Inc. (a)	1,610,400	67,041
Dollarama, Inc.	285,400	6,635
Dollarama, Inc. (e)	229,600	5,338
Mothercare PLC	144,733	1,228
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Next PLC	44,400	$ 1,323
PCD Stores Group Ltd.	3,660,000	1,136
		101,628
Specialty Retail - 3.5%
Abercrombie & Fitch Co. Class A	190,000	5,831
Aeropostale, Inc. (a)	505,050	14,465
AutoZone, Inc. (a)	58,500	11,303
Bed Bath & Beyond, Inc. (a)	711,900	26,397
Belle International Holdings Ltd.	6,282,000	8,912
Cabela's, Inc. Class A (a)	82,000	1,159
Chico's FAS, Inc.	658,100	6,502
DSW, Inc. Class A (a)(c)	136,700	3,070
Fourlis Holdings SA	527,400	4,645
Gap, Inc.	386,800	7,527
Inditex SA	121,255	6,914
J. Crew Group, Inc. (a)	1,194,215	43,959
L'Occitane Ltd.	298,000	641
Lumber Liquidators Holdings, Inc. (a)	174,100	4,062
O'Reilly Automotive, Inc. (a)	182,600	8,684
RadioShack Corp.	167,400	3,266
Ross Stores, Inc.	744,573	39,678
rue21, Inc.	102,300	3,104
The Pep Boys - Manny, Moe & Jack	217,300	1,925
TJX Companies, Inc.	4,171,600	174,999
Urban Outfitters, Inc. (a)	1,096,200	37,698
Zumiez, Inc. (a)(c)	75,700	1,220
		415,961
Textiles, Apparel & Luxury Goods - 1.9%
Anta Sports Products Ltd.	1,043,000	1,878
Burberry Group PLC	809,600	9,141
Carter's, Inc. (a)	46,100	1,210
China Dongxiang Group Co. Ltd.	4,868,000	3,245
China Hongxing Sports Ltd.	6,000,000	509
Coach, Inc.	412,300	15,070
Deckers Outdoor Corp. (a)	59,900	8,558
Li Ning Co. Ltd.	359,000	1,176
NIKE, Inc. Class B	2,385,800	161,161
Phillips-Van Heusen Corp.	153,853	7,119
Polo Ralph Lauren Corp. Class A	141,600	10,331
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	33,100	1,209
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Steven Madden Ltd. (a)	250,800	$ 7,905
Trinity Ltd.	2,004,000	1,334
		229,846
TOTAL CONSUMER DISCRETIONARY		2,099,579
CONSUMER STAPLES - 7.0%
Beverages - 2.1%
Anheuser-Busch InBev SA NV	289,208	13,905
Boston Beer Co., Inc. Class A (a)	42,100	2,840
C&C Group PLC	669,755	2,638
Coca-Cola Bottling Co. Consolidated	30,294	1,452
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	12,100	1,222
Diageo PLC sponsored ADR	19,500	1,223
Dr Pepper Snapple Group, Inc.	284,600	10,641
The Coca-Cola Co.	4,235,700	212,293
Tsingtao Brewery Co. Ltd. (H Shares)	1,244,000	5,812
		252,026
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	406,600	22,294
Koninklijke Ahold NV	992,150	12,272
Susser Holdings Corp. (a)	54,602	644
Tesco PLC	5,171,622	29,166
Whole Foods Market, Inc. (a)	36,800	1,326
		65,702
Food Products - 1.3%
Ausnutria Dairy Hunan Co. Ltd. Class H	2,145,000	1,309
Diamond Foods, Inc.	239,000	9,823
General Mills, Inc.	885,200	31,442
Hershey Co.	49,900	2,392
Kraft Foods, Inc. Class A	27,366	766
Nestle SA	623,441	30,062
Ralcorp Holdings, Inc. (a)	252,700	13,848
Tingyi Cayman Islands Holding Corp.	6,258,000	15,344
TreeHouse Foods, Inc. (a)	608,893	27,802
Want Want China Holdings Ltd.	26,190,000	21,985
		154,773
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 2.5%
Colgate-Palmolive Co.	1,835,900	$ 144,595
Procter & Gamble Co.	2,505,667	150,290
		294,885
Personal Products - 0.6%
BaWang International (Group) Holding Ltd.	15,755,000	11,177
Estee Lauder Companies, Inc. Class A	690,400	38,476
Hengan International Group Co. Ltd.	1,002,000	8,114
Hypermarcas SA (a)	442,600	5,674
Nu Skin Enterprises, Inc. Class A	351,900	8,773
		72,214
TOTAL CONSUMER STAPLES		839,600
ENERGY - 5.2%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	1,275,500	70,586
Seadrill Ltd. (c)	151,200	2,727
		73,313
Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	824,700	29,763
Birchcliff Energy Ltd. (a)	1,304,400	11,885
Canadian Natural Resources Ltd.	1,055,300	35,023
Cimarex Energy Co.	16,100	1,152
Clean Energy Fuels Corp. (a)(c)	1,083,100	16,182
Concho Resources, Inc. (a)	747,000	41,332
Crescent Point Energy Corp. (c)	377,500	13,177
Denbury Resources, Inc. (a)	74,900	1,097
EnCana Corp.	621,500	18,822
EOG Resources, Inc.	638,500	62,809
GoviEx Uranium, Inc. (a)(g)	3,477,000	6,954
Ivanhoe Energy, Inc. (a)(c)	2,114,400	4,052
Ivanhoe Energy, Inc. (a)(e)	618,000	1,184
Ivanhoe Energy, Inc. warrants 1/26/11 (a)(e)	154,500	2
Mariner Energy, Inc. (a)	274,900	5,905
Niko Resources Ltd.	103,400	9,617
Noble Energy, Inc.	2,332,700	140,732
Northern Oil & Gas, Inc. (a)(c)	94,675	1,216
Oasis Petroleum, Inc. (a)	396,300	5,746
Occidental Petroleum Corp.	1,308,700	100,966
OGX Petroleo e Gas Participacoes SA	282,200	2,621
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pacific Rubiales Energy Corp. (a)	73,900	$ 1,656
Petroplus Holdings AG	761,857	11,201
Range Resources Corp.	90,700	3,642
Sable Mining Africa Ltd. (a)(d)	57,229,898	16,375
Southwestern Energy Co. (a)	59,100	2,284
Sunoco, Inc.	111,000	3,859
TransAtlantic Petroleum Ltd. (a)(e)	1,234,400	3,942
Ultra Petroleum Corp. (a)	53,000	2,345
		555,541
TOTAL ENERGY		628,854
FINANCIALS - 9.6%
Capital Markets - 0.4%
Charles Schwab Corp.	294,900	4,182
Franklin Resources, Inc.	71,000	6,119
Goldman Sachs Group, Inc.	31,000	4,069
Morgan Stanley	129,400	3,003
T. Rowe Price Group, Inc.	547,500	24,304
		41,677
Commercial Banks - 3.8%
Banco Do Brasil SA	154,200	2,134
BOK Financial Corp.	24,700	1,173
Center Financial Corp. (a)	50,000	258
City National Corp.	18,553	950
HDFC Bank Ltd. sponsored ADR (c)	51,400	7,349
Itau Unibanco Banco Multiplo SA:
ADR	151,470	2,728
ADR (a)(e)	2,859,700	51,503
M&T Bank Corp. (c)	97,600	8,291
PT Bank Central Asia Tbk	2,333,500	1,519
Royal Bank of Canada	159,000	7,572
Standard Chartered PLC (United Kingdom)	1,851,534	45,072
State Bank of India	114,236	5,617
Wells Fargo & Co.	12,619,885	323,069
		457,235
Consumer Finance - 0.2%
American Express Co.	685,200	27,202
Credit Acceptance Corp. (a)(c)	25,600	1,249
		28,451
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.7%
Hong Kong Exchanges and Clearing Ltd.	543,800	$ 8,482
JPMorgan Chase & Co.	2,214,219	81,063
		89,545
Insurance - 4.4%
ACE Ltd.	81,700	4,206
Admiral Group PLC	837,500	17,534
Berkshire Hathaway, Inc. Class A (a)	3,550	426,000
CNinsure, Inc. ADR	38,800	1,006
Fairfax Financial Holdings Ltd. (sub. vtg.)	44,700	16,371
The Chubb Corp.	993,200	49,670
The Travelers Companies, Inc.	211,800	10,431
		525,218
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	93,272	7,532
Starwood Property Trust, Inc.	55,700	944
		8,476
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd.	997,000	4,830
TOTAL FINANCIALS		1,155,432
HEALTH CARE - 10.7%
Biotechnology - 2.8%
Abraxis BioScience, Inc. (a)	21,500	1,595
Acorda Therapeutics, Inc. (a)	17,539	546
Actelion Ltd. (a)	23,000	861
Alexion Pharmaceuticals, Inc. (a)	412,700	21,126
Allos Therapeutics, Inc. (a)	194,000	1,189
ARIAD Pharmaceuticals, Inc. (a)	2,000,000	5,640
AVEO Pharmaceuticals, Inc.	85,000	601
Biogen Idec, Inc. (a)	352,000	16,702
BioMarin Pharmaceutical, Inc. (a)	121,300	2,300
Celgene Corp. (a)	907,200	46,104
Gilead Sciences, Inc. (a)	4,343,400	148,892
Human Genome Sciences, Inc. (a)	819,600	18,572
Incyte Corp. (a)(c)	843,800	9,341
MannKind Corp. warrants 8/3/10 (a)(g)	29,881	0*
Medivation, Inc. (a)(c)	875,461	7,739
Regeneron Pharmaceuticals, Inc. (a)	405,000	9,040
RXi Pharmaceuticals Corp. (a)(c)	571,429	1,486
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	$ 370
Targacept, Inc. (a)	1,118,700	21,624
United Therapeutics Corp. (a)	213,300	10,411
Vertex Pharmaceuticals, Inc. (a)	351,100	11,551
Zymogenetics, Inc. (a)	448,700	1,894
		337,584
Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	79,700	11,811
American Medical Systems Holdings, Inc. (a)	108,700	2,404
C. R. Bard, Inc.	143,399	11,118
Conceptus, Inc. (a)	84,600	1,318
Covidien PLC	748,866	30,089
Cyberonics, Inc. (a)	129,200	3,059
DENTSPLY International, Inc.	336,617	10,068
Edwards Lifesciences Corp. (a)	718,964	40,276
ev3, Inc. (a)	467,600	10,479
Gen-Probe, Inc. (a)	27,000	1,226
Hill-Rom Holdings, Inc.	248,319	7,556
I-Pulse, Inc. (a)	58,562	94
I-Pulse, Inc. warrants 12/15/10 (a)	58,562	0
Intuitive Surgical, Inc. (a)	58,400	18,432
Micrus Endovascular Corp. (a)	153,000	3,181
Neogen Corp. (a)	19,400	505
NuVasive, Inc. (a)	117,700	4,174
ResMed, Inc. (a)	100,800	6,130
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,160,000	9,410
St. Jude Medical, Inc. (a)	68,200	2,461
Stryker Corp.	22,700	1,136
superDimension Ltd. (a)	6,622	142
superDimension Ltd. warrants 6/16/20 (a)	1,656	0
Thoratec Corp. (a)	142,000	6,068
Volcano Corp. (a)	227,900	4,973
		186,110
Health Care Providers & Services - 1.5%
Accretive Health, Inc.	60,800	804
AmerisourceBergen Corp.	174,600	5,544
Cardinal Health, Inc.	74,400	2,501
Emergency Medical Services Corp. Class A (a)	78,900	3,868
Express Scripts, Inc. (a)	1,021,000	48,007
Henry Schein, Inc. (a)	54,300	2,981
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HMS Holdings Corp. (a)	120,000	$ 6,506
Magellan Health Services, Inc. (a)	149,900	5,444
Medco Health Solutions, Inc. (a)	1,750,200	96,401
Sinopharm Group Co. Ltd. (H Shares)	438,000	1,596
UnitedHealth Group, Inc.	41,300	1,173
Universal Health Services, Inc. Class B	29,600	1,129
		175,954
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	195,800	3,152
Cerner Corp. (a)	472,073	35,826
MedAssets, Inc. (a)	206,800	4,773
Quality Systems, Inc. (c)	352,500	20,441
SXC Health Solutions Corp. (a)	9,700	713
		64,905
Life Sciences Tools & Services - 1.2%
Fluidigm Corp. warrants 8/25/19 (a)	3,117	0*
Life Technologies Corp. (a)	661,400	31,251
Mettler-Toledo International, Inc. (a)	597,000	66,643
QIAGEN NV (a)	318,000	6,112
Waters Corp. (a)	541,700	35,048
		139,054
Pharmaceuticals - 3.2%
Abbott Laboratories	2,583,900	120,875
AstraZeneca PLC (United Kingdom)	1,069,830	50,423
Auxilium Pharmaceuticals, Inc. (a)	36,100	848
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	305,400	9,422
Forest Laboratories, Inc. (a)	160,400	4,400
Johnson & Johnson	305,100	18,019
MAP Pharmaceuticals, Inc. (a)	599,800	7,869
Novo Nordisk AS Series B	568,034	45,890
Optimer Pharmaceuticals, Inc. (a)	209,100	1,938
Perrigo Co.	252,300	14,903
Pronova BioPharma ASA (a)	123,300	243
Salix Pharmaceuticals Ltd. (a)(c)	153,700	5,999
Shionogi & Co. Ltd.	108,000	2,239
Shire PLC	824,000	16,899
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	926,400	$ 48,164
Valeant Pharmaceuticals International (a)	681,300	35,625
		383,756
TOTAL HEALTH CARE		1,287,363
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc. (a)	96,300	2,533
Precision Castparts Corp.	18,700	1,925
The Boeing Co.	62,000	3,891
TransDigm Group, Inc.	23,600	1,204
United Technologies Corp.	180,300	11,703
		21,256
Air Freight & Logistics - 0.5%
Air Lease Corp. Class A (a)(e)	320,800	6,416
C.H. Robinson Worldwide, Inc.	979,472	54,517
United Parcel Service, Inc. Class B	19,200	1,092
		62,025
Airlines - 0.0%
Southwest Airlines Co.	442,800	4,920
Building Products - 0.1%
Owens Corning (a)	189,800	5,677
Quanex Building Products Corp.	153,500	2,654
		8,331
Commercial Services & Supplies - 0.4%
APAC Customer Services, Inc. (a)(d)	2,806,744	15,998
Interface, Inc. Class A	71,331	766
Republic Services, Inc.	43,500	1,293
Schawk, Inc. Class A	390,146	5,833
Stericycle, Inc. (a)	401,400	26,324
Waste Connections, Inc. (a)	108,100	3,772
		53,986
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	165,900	6,045
Electrical Equipment - 0.4%
American Superconductor Corp. (a)(c)	378,600	10,105
China High Speed Transmission Equipment Group Co. Ltd.	2,389,000	5,018
Cooper Industries PLC Class A	611,345	26,899
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Fushi Copperweld, Inc. (a)	699,600	$ 5,723
Nexxus Lighting, Inc. (a)(c)	109,400	245
Roper Industries, Inc.	21,800	1,220
Sensata Technologies Holding BV	129,500	2,071
		51,281
Industrial Conglomerates - 0.1%
3M Co.	81,200	6,414
Beijing Enterprises Holdings Ltd.	635,500	4,126
		10,540
Machinery - 1.1%
ArvinMeritor, Inc. (a)	385,300	5,047
China Automation Group Ltd.	10,109,000	6,541
Cummins, Inc.	126,300	8,226
Danaher Corp.	2,169,554	80,534
PACCAR, Inc.	622,823	24,832
SmartHeat, Inc. (a)(c)	529,800	3,025
		128,205
Marine - 0.0%
Kuehne & Nagel International AG	12,190	1,255
Professional Services - 0.1%
51job, Inc. sponsored ADR (a)	34,900	726
IHS, Inc. Class A (a)	44,100	2,576
Robert Half International, Inc.	89,600	2,110
SEEK Ltd.	1,250,000	7,274
		12,686
Road & Rail - 0.4%
Canadian National Railway Co.	622,300	35,664
CSX Corp.	143,000	7,097
Hertz Global Holdings, Inc. (a)(c)	100,200	948
		43,709
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	70,300	6,991
TOTAL INDUSTRIALS		411,230
INFORMATION TECHNOLOGY - 30.6%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	235,500	6,330
Adtran, Inc.	94,500	2,577
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Aruba Networks, Inc. (a)	241,600	$ 3,440
BYD Electronic International Co. Ltd.	9,178,000	5,081
Ciena Corp. (a)	72,600	921
Cisco Systems, Inc. (a)	4,742,600	101,065
DG FastChannel, Inc. (a)	11,100	362
F5 Networks, Inc. (a)	615,700	42,219
JDS Uniphase Corp. (a)	545,200	5,365
Juniper Networks, Inc. (a)	370,800	8,462
Polycom, Inc. (a)	80,500	2,398
QUALCOMM, Inc.	1,086,800	35,691
ZTE Corp. (H Shares)	17,200	52
		213,963
Computers & Peripherals - 8.5%
Apple, Inc. (a)	3,148,053	791,838
EMC Corp. (a)	2,122,200	38,836
Hewlett-Packard Co.	2,811,000	121,660
HTC Corp.	840,000	11,106
Lexmark International, Inc. Class A (a)	135,200	4,466
NetApp, Inc. (a)	1,378,800	51,443
Synaptics, Inc. (a)	22,400	616
Teradata Corp. (a)	38,100	1,161
		1,021,126
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc. (a)	719,900	20,467
Amphenol Corp. Class A	1,894,840	74,429
BYD Co. Ltd. (H Shares) (c)	3,731,690	27,448
Corning, Inc.	72,700	1,174
FLIR Systems, Inc. (a)	559,900	16,287
Plexus Corp. (a)	209,500	5,602
Prime View International Co. Ltd. (a)	899,000	1,086
Prime View International Co. Ltd. sponsored GDR (a)(e)	89,500	1,102
Sanmina-SCI Corp. (a)	75,100	1,022
Wasion Group Holdings Ltd.	5,600,000	3,508
		152,125
Internet Software & Services - 5.5%
Akamai Technologies, Inc. (a)	35,100	1,424
Baidu.com, Inc. sponsored ADR (a)	393,100	26,762
Constant Contact, Inc. (a)	373,700	7,971
eBay, Inc. (a)	1,041,300	20,420
Google, Inc. Class A (a)	1,149,305	511,383
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
IAC/InterActiveCorp (a)	67,100	$ 1,474
LivePerson, Inc. (a)	652,100	4,473
LogMeIn, Inc.	221,200	5,802
Mercadolibre, Inc. (a)(c)	149,300	7,846
Open Text Corp. (a)	35,500	1,334
OpenTable, Inc. (a)	235,000	9,745
Tencent Holdings Ltd.	2,689,100	44,552
VistaPrint Ltd. (a)	236,100	11,212
WebMD Health Corp. (a)	230,036	10,681
		665,079
IT Services - 3.8%
Accenture PLC Class A	1,549,200	59,877
Alliance Data Systems Corp. (a)	18,400	1,095
CGI Group, Inc. Class A (sub. vtg.) (a)	391,800	5,830
Cognizant Technology Solutions Corp. Class A (a)	654,400	32,759
Fidelity National Information Services, Inc.	1,120,300	30,046
Fiserv, Inc. (a)	72,100	3,292
Hewitt Associates, Inc. Class A (a)	345,000	11,889
MasterCard, Inc. Class A	156,969	31,320
Redecard SA	413,200	5,837
Visa, Inc. Class A	3,872,100	273,951
		455,896
Semiconductors & Semiconductor Equipment - 5.5%
Altera Corp.	2,921,800	72,490
Analog Devices, Inc.	210,800	5,873
Applied Micro Circuits Corp. (a)	116,200	1,218
ARM Holdings PLC sponsored ADR (c)	866,200	10,741
ASML Holding NV	488,300	13,414
Atheros Communications, Inc. (a)	346,286	9,537
Atmel Corp. (a)	709,700	3,407
Avago Technologies Ltd.	1,846,000	38,877
Broadcom Corp. Class A	2,080,400	68,591
Cavium Networks, Inc. (a)	390,500	10,227
Cirrus Logic, Inc. (a)	762,600	12,057
Cree, Inc. (a)	779,400	46,787
Cypress Semiconductor Corp. (a)	113,700	1,142
Intel Corp.	909,300	17,686
Linear Technology Corp.	569,900	15,849
Marvell Technology Group Ltd. (a)	5,415,800	85,353
Maxim Integrated Products, Inc.	264,700	4,428
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MediaTek, Inc.	447,000	$ 6,211
Micrel, Inc. (c)	1,215,577	12,375
Microchip Technology, Inc. (c)	44,800	1,243
Monolithic Power Systems, Inc. (a)	163,900	2,927
Netlogic Microsystems, Inc. (a)(c)	781,687	21,262
Novellus Systems, Inc. (a)	308,300	7,818
NVIDIA Corp. (a)	3,285,600	33,546
ON Semiconductor Corp. (a)	488,000	3,113
Power Integrations, Inc.	85,700	2,759
Samsung Electronics Co. Ltd.	158,014	99,004
Skyworks Solutions, Inc. (a)	2,344,576	39,365
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,641,046	16,017
TriQuint Semiconductor, Inc. (a)	181,300	1,108
Veeco Instruments, Inc. (a)(c)	1,400	48
Volterra Semiconductor Corp. (a)	92,605	2,135
		666,608
Software - 4.2%
Activision Blizzard, Inc.	1,315,500	13,800
ANSYS, Inc. (a)	173,700	7,047
ArcSight, Inc. (a)	293,839	6,579
Ariba, Inc. (a)	477,638	7,609
AsiaInfo Holdings, Inc. (a)	272,100	5,948
Autonomy Corp. PLC (a)	186,100	5,071
Blackboard, Inc. (a)(c)	59,700	2,229
BMC Software, Inc. (a)	1,178,500	40,811
Check Point Software Technologies Ltd. (a)	1,484,200	43,754
Citrix Systems, Inc. (a)	1,410,100	59,549
CommVault Systems, Inc. (a)	481,900	10,843
Fortinet, Inc. (c)	204,000	3,354
Informatica Corp. (a)	780,589	18,640
Intuit, Inc. (a)	290,100	10,087
Longtop Financial Technologies Ltd. ADR (a)	91,600	2,968
NCsoft Corp.	14,863	2,447
NetSuite, Inc. (a)	4,600	58
Oracle Corp.	5,946,050	127,602
Pegasystems, Inc.	187,900	6,033
Red Hat, Inc. (a)	490,800	14,204
Rovi Corp. (a)	592,000	22,443
Salesforce.com, Inc. (a)	523,700	44,944
SolarWinds, Inc. (a)	388,900	6,238
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Solera Holdings, Inc.	66,800	$ 2,418
Sourcefire, Inc. (a)	912,240	17,333
SuccessFactors, Inc. (a)	163,900	3,407
TeleNav, Inc.	202,600	1,700
TIBCO Software, Inc. (a)	592,300	7,143
VanceInfo Technologies, Inc. ADR (a)	536,600	12,492
VMware, Inc. Class A (a)	31,400	1,965
		508,716
TOTAL INFORMATION TECHNOLOGY		3,683,513
MATERIALS - 6.7%
Chemicals - 0.6%
E.I. du Pont de Nemours & Co.	35,700	1,235
Ecolab, Inc.	533,600	23,964
Huabao International Holdings Ltd.	27,046,000	34,572
Lubrizol Corp.	30,100	2,417
PPG Industries, Inc.	19,200	1,160
STR Holdings, Inc.	380,700	7,157
Valspar Corp.	43,700	1,316
		71,821
Construction Materials - 0.0%
Vulcan Materials Co.	53,000	2,323
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	31,100	1,545
Silgan Holdings, Inc.	28,600	812
		2,357
Metals & Mining - 6.1%
Alamos Gold, Inc.	356,300	5,466
Allied Nevada Gold Corp. (a)	342,000	6,775
AngloGold Ashanti Ltd. sponsored ADR	731,300	31,578
Aurizon Mines Ltd. (a)	439,000	2,161
B2Gold Corp. (a)	2,799,000	4,338
B2Gold Corp. (a)(e)	660,000	1,023
Crocodile Gold Corp. (a)(c)	4,370,100	4,351
Detour Gold Corp. (a)	156,300	3,472
Eldorado Gold Corp.	5,335,303	95,625
Franco-Nevada Corp.	1,726,600	52,550
Franco-Nevada Corp. (e)	126,300	3,844
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	63,150	480
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	3,033,601	$ 132,822
Golden Star Resources Ltd. Cda (a)	300,000	1,325
Ivanhoe Mines Ltd. (a)	3,449,300	44,682
Kinross Gold Corp.	3,305,676	56,515
Lihir Gold Ltd.	10,848,594	39,003
New Gold, Inc. (a)	1,748,300	10,856
Newcrest Mining Ltd.	3,004,543	87,605
Novagold Resources, Inc. (a)	36,200	252
Randgold Resources Ltd. sponsored ADR	922,622	87,418
Red Back Mining, Inc. (a)	1,499,204	37,897
Red Back Mining, Inc. (a)(e)	98,900	2,500
San Gold Corp. (a)	1,686,000	7,206
Seabridge Gold, Inc. (a)	147,300	4,559
Tahoe Resources, Inc. (a)(e)	647,300	3,952
Ventana Gold Corp. (a)	290,600	2,170
		730,425
TOTAL MATERIALS		806,926
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	459,700	20,457
Clearwire Corp. Class A (a)	511,866	3,726
NII Holdings, Inc. (a)	64,200	2,088
Sprint Nextel Corp. (a)	2,795,600	11,853
Vivo Participacoes SA sponsored ADR	305,100	7,908
		46,032
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	3,794,910	8,665
TOTAL COMMON STOCKS (Cost $9,417,681)		10,967,194
Preferred Stocks - 0.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.2%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Ning, Inc. Series D 8.00% (a)(g)	541,260	$ 3,191
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Light Sciences Oncology, Inc. (a)(g)	463,700	1,855
Light Sciences Oncology, Inc. Series B (a)(g)	1,792,115	7,168
		9,023
Health Care Equipment & Supplies - 0.0%
superDimension Ltd. 6.00% (a)(g)	91,600	1,963
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	143,925	1,007
TOTAL HEALTH CARE		11,993
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(g)	64,821	486
Software - 0.0%
Trion World Network, Inc. 8.00% (a)(g)	602,295	2,578
TOTAL INFORMATION TECHNOLOGY		3,064
TOTAL CONVERTIBLE PREFERRED STOCKS		18,248
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(g)	809,262	486
TOTAL PREFERRED STOCKS (Cost $34,367)		18,734
Notes - 0.0%
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Light Sciences Oncology, Inc. convertible note 15% 11/4/11 (g)(h) (Cost $1,505)	$ 1,505	$ 1,505
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 0.20% (f)	1,021,241,849	1,021,242
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	157,763,081	157,763
TOTAL MONEY MARKET FUNDS (Cost $1,179,005)		1,179,005
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $10,632,558)		12,166,438
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(139,433)
NET ASSETS - 100%		$ 12,027,005
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $81,286,000 or 0.7% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,036,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. convertible note 15% 11/4/11	10/22/09	$ 1,505
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
Slide, Inc. Series D	1/14/08	$ 3,693
superDimension Ltd.	2/27/08 - 5/22/08	$ 1,963
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. 8.00%	8/22/08	$ 3,307
(h) Includes a Facility Warrant.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 825
Fidelity Securities Lending Cash Central Fund	931
Total	$ 1,756
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
APAC Customer Services, Inc.	$ 16,283	$ 405	$ -	$ -	$ 15,998
Sable Mining Africa Ltd.	5,142	15,250	2,504	-	16,375
Total	$ 21,425	$ 15,655	$ 2,504	$ -	$ 32,373
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,099,579	$ 2,020,703	$ 78,026	$ 850
Consumer Staples	839,600	687,816	151,784	-
Energy	628,854	591,595	30,305	6,954
Financials	1,158,623	1,072,378	83,054	3,191
Health Care	1,299,356	1,159,196	127,931	12,229
Industrials	411,230	380,600	24,214	6,416
Information Technology	3,686,577	3,477,947	205,566	3,064
Materials	806,926	645,746	161,180	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 46,518	$ 46,032	$ -	$ 486
Utilities	8,665	-	8,665	-
Notes	1,505	-	-	1,505
Money Market Funds	1,179,005	1,179,005	-	-
Total Investments in Securities:	$ 12,166,438	$ 11,261,018	$ 870,725	$ 34,695
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 25,420
Total Realized Gain (Loss)	94
Total Unrealized Gain (Loss)	(882)
Cost of Purchases	10,157
Proceeds of Sales	(94)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 34,695
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (882)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.2%
Canada	5.9%
United Kingdom	1.4%
China	1.2%
Bermuda	1.1%
Others (Individually Less Than 1%)	9.2%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $1,550,171,000 of which $726,035,000 and $824,136,000 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending December 31, 2010 approximately $84,647,000 of losses recognized during the period November 1, 2009 to December 31, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $150,460) - See accompanying schedule: Unaffiliated issuers (cost $9,420,069)	$ 10,955,060
Fidelity Central Funds (cost $1,179,005)	1,179,005
Other affiliated issuers (cost $33,484)	32,373
Total Investments (cost $10,632,558)		$ 12,166,438
Cash		232
Receivable for investments sold		45,355
Receivable for fund shares sold		17,811
Dividends receivable		7,512
Interest receivable		19
Distributions receivable from Fidelity Central Funds		345
Other receivables		292
Total assets		12,238,004

Liabilities
Payable for investments purchased	$ 6,341
Payable for fund shares redeemed	33,677
Accrued management fee	6,960
Distribution fees payable	3,357
Other affiliated payables	2,610
Other payables and accrued expenses	291
Collateral on securities loaned, at value	157,763
Total liabilities		210,999

Net Assets		$ 12,027,005
Net Assets consist of:
Paid in capital		$ 12,307,767
Accumulated net investment loss		(22,765)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,791,851)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,533,854
Net Assets		$ 12,027,005

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,227,078 ÷ 259,005 shares)	$ 16.32

Maximum offering price per share (100/94.25 of $16.32)	$ 17.32
Class T: Net Asset Value and redemption price per share ($1,423,358 ÷ 88,109 shares)	$ 16.15

Maximum offering price per share (100/96.50 of $16.15)	$ 16.74
Class B: Net Asset Value and offering price per share ($370,679 ÷ 23,840 shares)A	$ 15.55

Class C: Net Asset Value and offering price per share ($1,715,170 ÷ 109,858 shares)A	$ 15.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,290,720 ÷ 260,266 shares)	$ 16.49

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)

Investment Income
Dividends		$ 51,743
Interest		383
Income from Fidelity Central Funds		1,756
Total income		53,882

Expenses
Management fee Basic fee	$ 35,163
Performance adjustment	4,983
Transfer agent fees	14,690
Distribution fees	20,544
Accounting and security lending fees	728
Custodian fees and expenses	428
Independent trustees' compensation	34
Registration fees	280
Audit	39
Legal	10
Interest	1
Miscellaneous	92
Total expenses before reductions	76,992
Expense reductions	(390)	76,602
Net investment income (loss)		(22,720)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(24,330)
Other affiliated issuers	1,072
Foreign currency transactions	(1,232)
Total net realized gain (loss)		(24,490)
Change in net unrealized appreciation (depreciation) on: Investment securities	(626,414)
Assets and liabilities in foreign currencies	(42)
Total change in net unrealized appreciation (depreciation)		(626,456)
Net gain (loss)		(650,946)
Net increase (decrease) in net assets resulting from operations		$ (673,666)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (22,720)	$ (9,583)
Net realized gain (loss)	(24,490)	(358,784)
Change in net unrealized appreciation (depreciation)	(626,456)	2,979,206
Net increase (decrease) in net assets resulting from operations	(673,666)	2,610,839
Distributions to shareholders from net investment income	-	(3,220)
Distributions to shareholders from net realized gain	(21,522)	(12,352)
Total distributions	(21,522)	(15,572)
Share transactions - net increase (decrease)	475,337	1,323,677
Total increase (decrease) in net assets	(219,851)	3,918,944

Net Assets
Beginning of period	12,246,856	8,327,912
End of period (including accumulated net investment loss of $22,765 and accumulated net investment loss of $45, respectively)	$ 12,027,005	$ 12,246,856

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.24	$ 13.36	$ 21.65	$ 18.37	$ 16.65	$ 13.99
Income from Investment Operations
Net investment income (loss) E	(.02)	- I	.05	.08	.06	.02
Net realized and unrealized gain (loss)	(.87)	3.89	(8.22)	3.65	1.78	2.64
Total from investment operations	(.89)	3.89	(8.17)	3.73	1.84	2.66
Distributions from net investment income	-	-	- I	(.06)	(.03)	-
Distributions from net realized gain	(.03)	(.01)	(.12)	(.39)	(.08)	-
Total distributions	(.03)	(.01)	(.12)	(.45)	(.12) J	-
Net asset value, end of period	$ 16.32	$ 17.24	$ 13.36	$ 21.65	$ 18.37	$ 16.65
Total Return B, C, D	(5.16)%	29.12%	(37.92)%	20.26%	11.06%	19.01%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14% A	1.19%	1.10%	1.09%	1.12%	1.17%
Expenses net of fee waivers, if any	1.14% A	1.19%	1.10%	1.09%	1.12%	1.17%
Expenses net of all reductions	1.13% A	1.18%	1.10%	1.08%	1.11%	1.13%
Net investment income (loss)	(.28)% A	-% K	.26%	.42%	.37%	.13%
Supplemental Data
Net assets, end of period (in millions)	$ 4,227	$ 4,265	$ 2,614	$ 2,630	$ 1,823	$ 1,019
Portfolio turnover rate G	52% A	58%	74%	57%	79%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

K Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.08	$ 13.26	$ 21.56	$ 18.29	$ 16.57	$ 13.96
Income from Investment Operations
Net investment income (loss) E	(.04)	(.04)	- I	.04	.03	(.01)
Net realized and unrealized gain (loss)	(.86)	3.86	(8.18)	3.62	1.77	2.62
Total from investment operations	(.90)	3.82	(8.18)	3.66	1.80	2.61
Distributions from net realized gain	(.03)	-	(.12)	(.39)	(.08)	-
Net asset value, end of period	$ 16.15	$ 17.08	$ 13.26	$ 21.56	$ 18.29	$ 16.57
Total Return B, C, D	(5.27)%	28.81%	(38.13)%	20.00%	10.90%	18.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.39% A	1.45%	1.34%	1.31%	1.32%	1.38%
Expenses net of fee waivers, if any	1.39% A	1.45%	1.34%	1.31%	1.32%	1.38%
Expenses net of all reductions	1.38% A	1.44%	1.34%	1.31%	1.31%	1.34%
Net investment income (loss)	(.52)% A	(.25)%	.02%	.19%	.17%	(.08)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,423	$ 1,557	$ 1,254	$ 2,185	$ 2,165	$ 1,393
Portfolio turnover rate G	52% A	58%	74%	57%	79%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.49	$ 12.88	$ 21.04	$ 17.97	$ 16.35	$ 13.85
Income from Investment Operations
Net investment income (loss) E	(.09)	(.11)	(.10)	(.08)	(.07)	(.10)
Net realized and unrealized gain (loss)	(.82)	3.72	(7.94)	3.54	1.74	2.60
Total from investment operations	(.91)	3.61	(8.04)	3.46	1.67	2.50
Distributions from net realized gain	(.03)	-	(.12)	(.39)	(.05)	-
Net asset value, end of period	$ 15.55	$ 16.49	$ 12.88	$ 21.04	$ 17.97	$ 16.35
Total Return B, C, D	(5.52)%	28.03%	(38.41)%	19.24%	10.23%	18.05%
Ratios to Average Net Assets F, H
Expenses before reductions	1.96% A	2.01%	1.91%	1.89%	1.93%	1.98%
Expenses net of fee waivers, if any	1.96% A	2.00%	1.91%	1.89%	1.93%	1.98%
Expenses net of all reductions	1.95% A	1.99%	1.91%	1.89%	1.92%	1.94%
Net investment income (loss)	(1.10)% A	(.81)%	(.55)%	(.39)%	(.44)%	(.68)%
Supplemental Data
Net assets, end of period (in millions)	$ 371	$ 401	$ 313	$ 489	$ 452	$ 339
Portfolio turnover rate G	52% A	58%	74%	57%	79%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 16.55	$ 12.92	$ 21.10	$ 18.00	$ 16.37	$ 13.86
Income from Investment Operations
Net investment income (loss) E	(.09)	(.11)	(.09)	(.06)	(.06)	(.09)
Net realized and unrealized gain (loss)	(.82)	3.74	(7.97)	3.55	1.74	2.60
Total from investment operations	(.91)	3.63	(8.06)	3.49	1.68	2.51
Distributions from net realized gain	(.03)	-	(.12)	(.39)	(.05)	-
Net asset value, end of period	$ 15.61	$ 16.55	$ 12.92	$ 21.10	$ 18.00	$ 16.37
Total Return B, C, D	(5.50)%	28.10%	(38.39)%	19.37%	10.28%	18.11%
Ratios to Average Net Assets F, H
Expenses before reductions	1.88% A	1.95%	1.85%	1.82%	1.85%	1.89%
Expenses net of fee waivers, if any	1.88% A	1.95%	1.85%	1.82%	1.85%	1.89%
Expenses net of all reductions	1.88% A	1.94%	1.85%	1.82%	1.83%	1.85%
Net investment income (loss)	(1.02)% A	(.76)%	(.49)%	(.32)%	(.35)%	(.59)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,715	$ 1,799	$ 1,355	$ 1,879	$ 1,596	$ 1,006
Portfolio turnover rate G	52% A	58%	74%	57%	79%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 17.39	$ 13.49	$ 21.84	$ 18.52	$ 16.78	$ 14.05
Income from Investment Operations
Net investment income (loss) D	- H	.03	.09	.14	.12	.07
Net realized and unrealized gain (loss)	(.87)	3.93	(8.30)	3.67	1.79	2.66
Total from investment operations	(.87)	3.96	(8.21)	3.81	1.91	2.73
Distributions from net investment income	-	(.02)	(.02)	(.10)	(.09)	-
Distributions from net realized gain	(.03)	(.04)	(.12)	(.39)	(.08)	-
Total distributions	(.03)	(.06)	(.14)	(.49)	(.17) I	-
Net asset value, end of period	$ 16.49	$ 17.39	$ 13.49	$ 21.84	$ 18.52	$ 16.78
Total Return B, C	(5.00)%	29.37%	(37.76)%	20.57%	11.40%	19.43%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.96%	.86%	.81%	.83%	.84%
Expenses net of fee waivers, if any	.91% A	.96%	.86%	.81%	.83%	.84%
Expenses net of all reductions	.90% A	.95%	.85%	.81%	.82%	.79%
Net investment income (loss)	(.05)% A	.24%	.50%	.69%	.66%	.47%
Supplemental Data
Net assets, end of period (in millions)	$ 4,291	$ 4,225	$ 2,793	$ 2,309	$ 1,540	$ 498
Portfolio turnover rate F	52% A	58%	74%	57%	79%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For restricted debt securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,953,886
Gross unrealized depreciation	(508,485)
Net unrealized appreciation (depreciation)	$ 1,445,401
Tax cost	$ 10,721,037

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,139,198 and $3,020,827, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over the performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund, as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007 and subsequent months will be added until the performance period includes 36 months. The Fund's performance adjustment took effect in September 2008. For the period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 5,543	$ -
Class T	.25%	.25%	3,899	-
Class B	.75%	.25%	1,999	1,504
Class C	.75%	.25%	9,103	1,705
			$ 20,544	$ 3,209

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 588
Class T	109
Class B*	408
Class C*	88
$ 1,193

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 4,974.22
Class T	1,734.22
Class B	592.30
Class C	2,026.22
Institutional Class	5,364.24
	$ 14,690

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $48 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $931.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $15,140. The weighted average interest rate was .70%. The interest expense amounted to $1 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of

Semiannual Report

10. Expense Reductions - continued

certain expenses on behalf of the Fund totaling $389 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Institutional Class	$ -	$ 3,220
From net realized gain
Class A	$ 7,552	$ 2,465
Class T	2,740	-
Class B	728	-
Class C	3,267	-
Institutional Class	7,235	9,887
Total	$ 21,522	$ 12,352

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class A
Shares sold	44,343	104,375	$ 769,614	$ 1,494,493
Reinvestment of distributions	439	270	7,136	4,650
Shares redeemed	(33,180)	(52,894)	(573,179)	(757,053)
Net increase (decrease)	11,602	51,751	$ 203,571	$ 742,090
Class T
Shares sold	9,031	21,310	$ 155,613	$ 301,368
Reinvestment of distributions	159	-	2,556	-
Shares redeemed	(12,235)	(24,666)	(209,716)	(343,847)
Net increase (decrease)	(3,045)	(3,356)	$ (51,547)	$ (42,479)
Class B
Shares sold	2,052	5,587	$ 34,121	$ 75,985
Reinvestment of distributions	40	-	619	-
Shares redeemed	(2,565)	(5,591)	(42,439)	(75,502)
Net increase (decrease)	(473)	(4)	$ (7,699)	$ 483

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Class C
Shares sold	11,054	26,780	$ 184,077	$ 366,996
Reinvestment of distributions	162	-	2,521	-
Shares redeemed	(10,029)	(22,967)	(166,228)	(310,754)
Net increase (decrease)	1,187	3,813	$ 20,370	$ 56,242
Institutional Class
Shares sold	62,725	125,440	$ 1,096,412	$ 1,816,051
Reinvestment of distributions	348	1,257	5,714	20,220
Shares redeemed	(45,744)	(90,870)	(791,484)	(1,268,930)
Net increase (decrease)	17,329	35,827	$ 310,642	$ 567,341

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

14. Proposed Reorganization.

On July 14, 2010, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Fidelity Advisor Fifty Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fidelity Advisor Fifty Fund in exchange solely for the number of equivalent shares of Class A, Class T, Class B, Class C and Institutional Class of the Fund having the same aggregate net asset value as the outstanding shares of Class A, Class T, Class B, Class C and Institutional Class of the Fidelity Advisor Fifty Fund on the day the reorganization is effective.

A meeting of the shareholders of Fidelity Advisor Fifty Fund is expected to be held during the fourth quarter of 2010. If approved by shareholders, the reorganization is expected to become effective on or about December 20, 2010. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIFI-USAN-0810
1.803544.106

Fidelity®
Contrafund®

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Contrafund	.96%
Actual		$ 1,000.00	$ 952.00	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Class K	.82%
Actual		$ 1,000.00	$ 952.60	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.7	5.1
Google, Inc. Class A	4.6	6.3
Berkshire Hathaway, Inc. Class A	4.1	3.2
Wells Fargo & Co.	2.8	3.2
McDonald's Corp.	2.5	2.2
Visa, Inc. Class A	2.0	2.2
The Coca-Cola Co.	2.0	2.4
The Walt Disney Co.	1.9	1.7
NIKE, Inc. Class B	1.4	1.3
TJX Companies, Inc.	1.4	1.0
	29.4
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.6	30.3
Consumer Discretionary	17.8	15.3
Health Care	10.9	12.9
Financials	10.3	12.4
Consumer Staples	7.7	8.3
Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Stocks 93.2%		Stocks 95.6%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	19.8%	** Foreign investments	22.3%

Semiannual Report

Investments June 30, 2010

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 0.1%
Autoliv, Inc. (c)	66,100	$ 3,163
BorgWarner, Inc. (a)	155,700	5,814
Gentex Corp.	1,428,908	25,692
		34,669
Automobiles - 0.3%
Ford Motor Co. (a)	2,142,400	21,595
Geely Automobile Holdings Ltd. (c)	197,505,000	59,853
Honda Motor Co. Ltd. sponsored ADR	988,344	28,415
Hyundai Motor Co.	427,126	49,925
		159,788
Diversified Consumer Services - 0.4%
DeVry, Inc.	1,574,101	82,625
Strayer Education, Inc. (c)(d)	846,338	175,945
Universal Technical Institute, Inc.	566,704	13,397
		271,967
Hotels, Restaurants & Leisure - 4.9%
7 Days Group Holdings Ltd. ADR	465,100	5,074
Cafe de Coral Holdings Ltd.	5,784,000	14,813
China Lodging Group Ltd. ADR	250,193	3,790
Chipotle Mexican Grill, Inc. (a)(d)	3,000,580	410,509
Ctrip.com International Ltd. sponsored ADR (a)	2,578,900	96,863
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,137,902	83,464
Las Vegas Sands Corp. (a)(c)	2,084,600	46,153
Little Sheep Group Ltd.	33,986,000	20,350
Marriott International, Inc. Class A	1,299,800	38,916
McDonald's Corp.	22,702,570	1,495,418
Panera Bread Co. Class A (a)	552,900	41,628
Sands China Ltd.	15,243,200	22,530
Starbucks Corp.	12,348,400	300,066
Tim Hortons, Inc. (c)(d)	11,301,732	361,655
WMS Industries, Inc. (a)	1,351,657	53,053
		2,994,282
Household Durables - 0.2%
iRobot Corp. (a)	716,623	13,465
Tempur-Pedic International, Inc. (a)	1,303,977	40,097
Whirlpool Corp.	558,400	49,039
		102,601
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	5,790,608	632,682
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
ASOS PLC (a)	1,097,600	$ 14,032
Liberty Media Corp. Interactive Series A (a)	3,014,855	31,656
Netflix, Inc. (a)	282,739	30,720
Priceline.com, Inc. (a)	1,013,100	178,853
		887,943
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	819,000	33,661
Mattel, Inc.	1,474,400	31,198
		64,859
Media - 4.2%
Charm Communications, Inc. ADR	177,093	1,339
CKX, Inc. (a)	631,193	3,150
Comcast Corp. Class A	2,249,600	39,076
DIRECTV (a)	13,826,809	469,005
Discovery Communications, Inc. (a)(d)	13,465,405	480,850
DreamWorks Animation SKG, Inc. Class A (a)	1,234,518	35,245
Liberty Media Corp.:
Capital Series A (a)	900,078	37,722
Starz Series A (a)	764,311	39,622
Naspers Ltd. Class N	403,700	13,668
ReachLocal, Inc.	693,900	9,000
Scripps Networks Interactive, Inc. Class A	4,970,552	200,512
The Walt Disney Co.	36,755,919	1,157,811
The Weinstein Co. Holdings, LLC Class A-1 (a)(g)	41,234	15,463
Viacom, Inc. Class B (non-vtg.)	546,700	17,150
Virgin Media, Inc.	1,506,200	25,138
		2,544,751
Multiline Retail - 0.9%
99 Cents Only Stores (a)	1,652,600	24,458
Big Lots, Inc. (a)	1,288,300	41,342
Dollar General Corp.	1,049,200	28,905
Dollar Tree, Inc. (a)(d)	8,626,800	359,134
Dollarama, Inc.	1,471,150	34,203
Dollarama, Inc. (e)	1,194,200	27,764
Mothercare PLC	812,162	6,890
Next PLC	192,100	5,726
PCD Stores Group Ltd.	19,178,000	5,953
		534,375
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.3%
Aeropostale, Inc. (a)	2,665,550	$ 76,341
AutoZone, Inc. (a)	296,500	57,290
Bed Bath & Beyond, Inc. (a)	3,499,000	129,743
Belle International Holdings Ltd.	32,586,000	46,231
Cabela's, Inc. Class A (a)	536,800	7,590
Chico's FAS, Inc.	3,396,695	33,559
DSW, Inc. Class A (a)(c)	723,800	16,257
Gap, Inc.	1,943,800	37,826
Inditex SA	463,319	26,418
J. Crew Group, Inc. (a)(c)(d)	6,383,053	234,960
L'Occitane Ltd.	1,516,000	3,260
Lumber Liquidators Holdings, Inc. (a)	866,248	20,210
O'Reilly Automotive, Inc. (a)	973,400	46,295
RadioShack Corp.	1,005,900	19,625
Ross Stores, Inc.	3,737,494	199,171
rue21, Inc.	570,916	17,322
The Pep Boys - Manny, Moe & Jack	1,083,547	9,600
TJX Companies, Inc.	20,024,962	840,047
Urban Outfitters, Inc. (a)	5,197,600	178,745
Zumiez, Inc. (a)(c)	381,840	6,151
		2,006,641
Textiles, Apparel & Luxury Goods - 1.9%
Anta Sports Products Ltd.	5,316,000	9,570
Burberry Group PLC	3,035,800	34,275
China Dongxiang Group Co. Ltd.	27,249,000	18,163
Coach, Inc.	1,971,122	72,045
Deckers Outdoor Corp. (a)	310,600	44,375
Li Ning Co. Ltd.	1,750,000	5,734
NIKE, Inc. Class B	12,719,400	859,195
Phillips-Van Heusen Corp.	782,319	36,198
Polo Ralph Lauren Corp. Class A	707,500	51,619
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	167,000	6,099
Steven Madden Ltd. (a)	1,215,623	38,316
Trinity Ltd.	10,706,000	7,126
		1,182,715
TOTAL CONSUMER DISCRETIONARY		10,784,591
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.7%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	1,314,761	$ 63,213
Boston Beer Co., Inc. Class A (a)	214,207	14,448
C&C Group PLC	3,448,818	13,583
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	60,900	6,152
Diageo PLC sponsored ADR	98,100	6,155
Dr Pepper Snapple Group, Inc.	1,509,400	56,436
The Coca-Cola Co.	23,424,691	1,174,046
Tsingtao Brewery Co. Ltd. (H Shares)	6,720,000	31,393
		1,365,426
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	2,264,123	124,142
Koninklijke Ahold NV	5,059,215	62,579
Susser Holdings Corp. (a)	435,176	5,131
Tesco PLC	28,631,376	161,473
Whole Foods Market, Inc. (a)	184,200	6,635
		359,960
Food Products - 1.5%
Ausnutria Dairy Hunan Co. Ltd. Class H	10,656,000	6,505
Diamond Foods, Inc. (d)	1,248,700	51,322
General Mills, Inc.	5,410,600	192,185
Hershey Co.	252,300	12,093
Kellogg Co.	193,234	9,720
Kraft Foods, Inc. Class A	500,324	14,009
Nestle SA	4,492,194	216,608
Ralcorp Holdings, Inc. (a)	1,218,800	66,790
Tingyi Cayman Islands Holding Corp.	31,474,000	77,169
TreeHouse Foods, Inc. (a)(d)	3,408,796	155,646
Want Want China Holdings Ltd.	132,324,000	111,079
		913,126
Household Products - 2.7%
Colgate-Palmolive Co.	10,527,011	829,107
Procter & Gamble Co.	13,735,519	823,856
		1,652,963
Personal Products - 0.6%
BaWang International (Group) Holding Ltd.	81,604,000	57,894
Estee Lauder Companies, Inc. Class A	3,374,200	188,044
Hengan International Group Co. Ltd.	5,509,000	44,610
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Hypermarcas SA (a)	2,845,600	$ 36,481
Nu Skin Enterprises, Inc. Class A	1,782,710	44,443
		371,472
TOTAL CONSUMER STAPLES		4,662,947
ENERGY - 5.3%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	6,856,800	379,455
Seadrill Ltd. (c)	758,200	13,676
		393,131
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	4,189,987	151,217
Birchcliff Energy Ltd. (a)(d)	8,465,100	77,133
Canadian Natural Resources Ltd.	5,613,512	186,300
Cenovus Energy, Inc.	382,948	9,857
Cimarex Energy Co.	85,000	6,084
Clean Energy Fuels Corp. (a)(c)(d)	5,232,109	78,168
Concho Resources, Inc. (a)	3,687,839	204,048
Crescent Point Energy Corp. (c)	1,981,700	69,175
Denbury Resources, Inc. (a)	375,000	5,490
EnCana Corp. (c)	4,083,148	123,659
EOG Resources, Inc.	3,186,957	313,501
Ivanhoe Energy, Inc. (a)(c)	12,036,400	23,065
Ivanhoe Energy, Inc. (a)(e)	3,282,000	6,289
Ivanhoe Energy, Inc. warrants 1/26/11 (a)(e)	820,500	10
Mariner Energy, Inc. (a)	1,500,000	32,220
Niko Resources Ltd.	535,000	49,758
Noble Energy, Inc. (d)	12,860,136	775,852
Northern Oil & Gas, Inc. (a)	316,445	4,063
Oasis Petroleum, Inc. (a)	1,997,700	28,967
Occidental Petroleum Corp.	6,830,241	526,953
OGX Petroleo e Gas Participacoes SA	1,426,300	13,246
Pacific Rubiales Energy Corp. (a)	393,600	8,822
Petroplus Holdings AG	3,899,610	57,333
Range Resources Corp.	498,100	19,999
Southwestern Energy Co. (a)	104,267	4,029
Sunoco, Inc.	565,800	19,673
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransAtlantic Petroleum Ltd. (a)(e)	6,578,651	$ 21,011
Ultra Petroleum Corp. (a)	267,300	11,828
		2,827,750
TOTAL ENERGY		3,220,881
FINANCIALS - 10.3%
Capital Markets - 0.3%
Charles Schwab Corp.	1,195,275	16,949
Franklin Resources, Inc.	251,900	21,711
Goldman Sachs Group, Inc.	95,609	12,551
Morgan Stanley	655,700	15,219
T. Rowe Price Group, Inc.	2,405,396	106,776
		173,206
Commercial Banks - 4.0%
Banco Do Brasil SA	775,300	10,729
BOK Financial Corp.	125,000	5,934
City National Corp.	96,689	4,953
HDFC Bank Ltd. sponsored ADR	271,900	38,874
Itau Unibanco Banco Multiplo SA:
ADR	695,270	12,522
ADR (a)(e)	14,421,700	259,735
M&T Bank Corp. (c)	497,800	42,288
Metro Bank PLC Class A (a)(d)(g)	1,089,000	12,199
PT Bank Central Asia Tbk	12,500,000	8,138
Royal Bank of Canada	709,700	33,800
Standard Chartered PLC (United Kingdom)	9,900,781	241,016
State Bank of India	600,025	29,503
Wells Fargo & Co.	65,896,115	1,686,941
		2,386,632
Consumer Finance - 0.2%
American Express Co.	3,235,233	128,439
Credit Acceptance Corp. (a)(c)	132,800	6,477
		134,916
Diversified Financial Services - 0.8%
Hong Kong Exchanges and Clearing Ltd.	2,510,800	39,161
JPMorgan Chase & Co.	12,443,429	455,554
		494,715
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.9%
ACE Ltd.	264,478	$ 13,615
Admiral Group PLC	4,881,222	102,193
Berkshire Hathaway, Inc. Class A (a)(c)	20,554	2,466,480
CNinsure, Inc. ADR	178,900	4,641
Fairfax Financial Holdings Ltd. (sub. vtg.)	243,822	89,297
The Chubb Corp.	5,328,200	266,463
The Travelers Companies, Inc.	1,008,915	49,689
		2,992,378
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	436,120	35,217
Starwood Property Trust, Inc.	410,000	6,950
		42,167
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd.	2,820,000	13,662
TOTAL FINANCIALS		6,237,676
HEALTH CARE - 10.8%
Biotechnology - 2.6%
Abraxis BioScience, Inc. (a)	110,000	8,162
Acorda Therapeutics, Inc. (a)	60,000	1,867
Actelion Ltd. (a)	182,000	6,814
Alexion Pharmaceuticals, Inc. (a)	1,069,847	54,765
Allos Therapeutics, Inc. (a)	892,900	5,473
AVEO Pharmaceuticals, Inc.	869,000	6,144
Biogen Idec, Inc. (a)	1,909,100	90,587
BioMarin Pharmaceutical, Inc. (a)	618,000	11,717
Celgene Corp. (a)	4,689,604	238,326
Gilead Sciences, Inc. (a)	22,975,897	787,614
Human Genome Sciences, Inc. (a)	3,131,596	70,962
Incyte Corp. (a)	4,204,500	46,544
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	0*
Medivation, Inc. (a)(c)(d)	3,295,635	29,133
Regeneron Pharmaceuticals, Inc. (a)	2,129,031	47,520
Targacept, Inc. (a)(d)	1,583,129	30,602
United Therapeutics Corp. (a)	1,062,000	51,836
Vertex Pharmaceuticals, Inc. (a)	1,628,100	53,564
Zymogenetics, Inc. (a)	2,405,400	10,151
		1,551,781
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.8%
Alcon, Inc.	895,200	$ 132,660
American Medical Systems Holdings, Inc. (a)	551,069	12,190
Becton, Dickinson & Co.	222,648	15,055
C. R. Bard, Inc.	729,940	56,592
Conceptus, Inc. (a)	439,600	6,849
Covidien PLC	4,080,008	163,935
Cyberonics, Inc. (a)	650,030	15,393
DENTSPLY International, Inc.	1,611,627	48,204
Edwards Lifesciences Corp. (a)	3,650,358	204,493
ev3, Inc. (a)	2,312,500	51,823
Gen-Probe, Inc. (a)	150,000	6,813
Hill-Rom Holdings, Inc.	1,253,738	38,151
Intuitive Surgical, Inc. (a)	299,600	94,560
Neogen Corp. (a)	98,101	2,556
NuVasive, Inc. (a)(c)	1,275,093	45,215
ResMed, Inc. (a)	643,200	39,113
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	11,916,000	51,909
St. Jude Medical, Inc. (a)	346,700	12,512
Stryker Corp.	221,200	11,073
superDimension Ltd. (a)	48,567	1,041
superDimension Ltd. warrants 6/16/20 (a)	12,142	0
Thoratec Corp. (a)	707,620	30,237
Volcano Corp. (a)	1,209,200	26,385
		1,066,759
Health Care Providers & Services - 1.4%
Accretive Health, Inc.	307,500	4,068
AmerisourceBergen Corp.	1,005,100	31,912
Cardinal Health, Inc.	375,000	12,604
Emergency Medical Services Corp. Class A (a)	474,600	23,270
Express Scripts, Inc. (a)	4,384,400	206,154
Henry Schein, Inc. (a)	209,933	11,525
HMS Holdings Corp. (a)	633,900	34,370
Magellan Health Services, Inc. (a)	774,400	28,126
Medco Health Solutions, Inc. (a)	8,765,287	482,792
Sinopharm Group Co. Ltd. (H Shares)	2,357,200	8,589
UnitedHealth Group, Inc.	208,100	5,910
Universal Health Services, Inc. Class B	148,800	5,677
		854,997
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	976,100	15,715
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - continued
Cerner Corp. (a)	2,348,089	$ 178,196
MedAssets, Inc. (a)	1,046,500	24,153
Quality Systems, Inc. (c)(d)	1,809,185	104,915
SXC Health Solutions Corp. (a)	50,042	3,679
		326,658
Life Sciences Tools & Services - 1.2%
Fluidigm Corp. warrants 8/25/19 (a)	28,439	3
Life Technologies Corp. (a)	3,342,500	157,933
Mettler-Toledo International, Inc. (a)(d)	3,234,900	361,112
QIAGEN NV (a)	1,435,859	27,597
Waters Corp. (a)	2,801,281	181,243
		727,888
Pharmaceuticals - 3.3%
Abbott Laboratories	14,410,083	674,104
AstraZeneca PLC (United Kingdom)	5,621,246	264,939
Auxilium Pharmaceuticals, Inc. (a)	175,000	4,113
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	1,573,200	48,533
Forest Laboratories, Inc. (a)	760,000	20,847
Johnson & Johnson	2,721,400	160,726
MAP Pharmaceuticals, Inc. (a)	361,874	4,748
Novo Nordisk AS Series B	3,004,695	242,740
Optimer Pharmaceuticals, Inc. (a)	1,159,976	10,753
Perrigo Co.	1,494,500	88,280
Pronova BioPharma ASA (a)	616,624	1,215
Salix Pharmaceuticals Ltd. (a)(c)	826,200	32,247
Shionogi & Co. Ltd.	640,000	13,271
Shire PLC	4,304,700	88,281
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,067,100	211,449
Valeant Pharmaceuticals International (a)	3,205,174	167,599
		2,033,845
TOTAL HEALTH CARE		6,561,928
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc. (a)	500,000	13,150
Precision Castparts Corp.	172,400	17,743
The Boeing Co.	326,891	20,512
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	123,300	$ 6,292
United Technologies Corp.	973,700	63,203
		120,900
Air Freight & Logistics - 0.6%
Air Lease Corp. Class A (a)(e)	1,624,500	32,490
C.H. Robinson Worldwide, Inc.	5,619,225	312,766
United Parcel Service, Inc. Class B	100,000	5,689
		350,945
Airlines - 0.0%
Southwest Airlines Co.	2,460,700	27,338
Building Products - 0.0%
Owens Corning (a)	250,600	7,495
Quanex Building Products Corp.	775,999	13,417
		20,912
Commercial Services & Supplies - 0.3%
APAC Customer Services, Inc. (a)	388,241	2,213
Interface, Inc. Class A	366,683	3,938
Republic Services, Inc.	220,000	6,541
Stericycle, Inc. (a)	2,109,899	138,367
Waste Connections, Inc. (a)	560,764	19,565
		170,624
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	908,372	33,101
Electrical Equipment - 0.4%
American Superconductor Corp. (a)(c)	1,655,813	44,194
China High Speed Transmission Equipment Group Co. Ltd.	13,226,000	27,782
Cooper Industries PLC Class A	3,914,741	172,249
Nexxus Lighting, Inc. (a)	574,100	1,286
Roper Industries, Inc.	118,300	6,620
Sensata Technologies Holding BV	675,300	10,798
		262,929
Industrial Conglomerates - 0.1%
3M Co.	409,200	32,323
Beijing Enterprises Holdings Ltd.	3,563,500	23,134
		55,457
Machinery - 1.1%
ArvinMeritor, Inc. (a)	2,036,147	26,674
China Automation Group Ltd. (d)	54,553,000	35,297
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	651,100	$ 42,406
Danaher Corp.	11,162,618	414,356
PACCAR, Inc.	3,092,741	123,308
SmartHeat, Inc. (a)(c)(d)	2,694,624	15,386
		657,427
Marine - 0.0%
Kuehne & Nagel International AG	65,000	6,691
Professional Services - 0.0%
51job, Inc. sponsored ADR (a)	175,484	3,652
IHS, Inc. Class A (a)	222,700	13,010
Robert Half International, Inc.	390,300	9,192
		25,854
Road & Rail - 0.4%
Canadian National Railway Co.	3,158,400	181,010
CSX Corp.	737,200	36,587
Hertz Global Holdings, Inc. (a)	499,600	4,726
		222,323
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	363,500	36,150
TOTAL INDUSTRIALS		1,990,651
INFORMATION TECHNOLOGY - 30.6%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	1,216,248	32,693
Adtran, Inc.	446,100	12,165
Aruba Networks, Inc. (a)	1,267,289	18,046
BYD Electronic International Co. Ltd.	54,784,500	30,331
Ciena Corp. (a)	355,400	4,506
Cisco Systems, Inc. (a)	22,989,900	489,915
DG FastChannel, Inc. (a)	54,395	1,772
F5 Networks, Inc. (a)	3,283,279	225,134
JDS Uniphase Corp. (a)	2,841,300	27,958
Juniper Networks, Inc. (a)	1,959,989	44,727
Polycom, Inc. (a)	406,400	12,107
QUALCOMM, Inc.	5,803,243	190,579
ZTE Corp. (H Shares)	92,200	280
		1,090,213
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 8.6%
Apple, Inc. (a)	16,074,347	$ 4,043,177
EMC Corp. (a)	10,019,800	183,362
Hewlett-Packard Co.	14,299,049	618,863
HTC Corp.	4,732,000	62,562
Lexmark International, Inc. Class A (a)	709,100	23,422
NetApp, Inc. (a)	6,861,200	255,991
Synaptics, Inc. (a)	112,480	3,093
Teradata Corp. (a)	190,000	5,791
		5,196,261
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc. (a)	3,062,900	87,078
Amphenol Corp. Class A (d)	9,588,012	376,617
BYD Co. Ltd. (H Shares) (c)	19,643,500	144,487
Corning, Inc.	537,000	8,673
FLIR Systems, Inc. (a)	3,738,908	108,765
Plexus Corp. (a)	1,111,839	29,731
Prime View International Co. Ltd. (a)	5,349,000	6,461
Prime View International Co. Ltd. sponsored GDR (a)(e)	471,100	5,799
Sanmina-SCI Corp. (a)	404,000	5,498
Wasion Group Holdings Ltd.	34,992,000	21,921
		795,030
Internet Software & Services - 5.8%
Akamai Technologies, Inc. (a)	173,200	7,027
Baidu.com, Inc. sponsored ADR (a)	1,977,900	134,655
Constant Contact, Inc. (a)(c)(d)	1,854,870	39,564
eBay, Inc. (a)	5,241,900	102,794
Google, Inc. Class A (a)	6,291,448	2,799,380
IAC/InterActiveCorp (a)	357,684	7,858
LivePerson, Inc. (a)	1,715,128	11,766
LogMeIn, Inc.	1,115,303	29,254
Mercadolibre, Inc. (a)(c)	800,836	42,084
Open Text Corp. (a)	239,500	8,999
Tencent Holdings Ltd.	14,161,600	234,626
VistaPrint Ltd. (a)	1,266,612	60,151
WebMD Health Corp. (a)	1,230,204	57,118
		3,535,276
IT Services - 3.6%
Accenture PLC Class A	9,207,700	355,878
Alliance Data Systems Corp. (a)	100,000	5,952
CGI Group, Inc. Class A (sub. vtg.) (a)	2,036,900	30,308
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	3,316,600	$ 166,029
Fidelity National Information Services, Inc.	6,053,175	162,346
Fiserv, Inc. (a)	390,000	17,807
Hewitt Associates, Inc. Class A (a)	1,706,700	58,813
MasterCard, Inc. Class A	800,538	159,731
Redecard SA	2,248,300	31,762
Visa, Inc. Class A	16,949,393	1,199,170
		2,187,796
Semiconductors & Semiconductor Equipment - 5.3%
Altera Corp.	14,650,300	363,474
Analog Devices, Inc.	1,085,400	30,239
Applied Micro Circuits Corp. (a)	600,000	6,288
ARM Holdings PLC sponsored ADR (c)	4,394,700	54,494
ASML Holding NV	2,218,500	60,942
Atheros Communications, Inc. (a)	1,530,599	42,153
Atmel Corp. (a)	3,599,000	17,275
Avago Technologies Ltd.	9,444,990	198,911
Broadcom Corp. Class A	10,276,900	338,829
Cavium Networks, Inc. (a)	2,001,116	52,409
Cirrus Logic, Inc. (a)(d)	3,737,659	59,092
Cree, Inc. (a)	3,165,700	190,037
Cypress Semiconductor Corp. (a)	607,041	6,095
Intel Corp.	5,921,650	115,176
Lam Research Corp. (a)	169,000	6,432
Linear Technology Corp.	2,815,200	78,291
Marvell Technology Group Ltd. (a)	25,124,714	395,965
Maxim Integrated Products, Inc.	1,557,400	26,055
MediaTek, Inc.	2,210,000	30,710
Micrel, Inc. (c)(d)	6,246,986	63,594
Microchip Technology, Inc. (c)	225,800	6,264
Monolithic Power Systems, Inc. (a)	322,000	5,751
Netlogic Microsystems, Inc. (a)(c)(d)	3,419,930	93,022
Novellus Systems, Inc. (a)	1,500,000	38,040
NVIDIA Corp. (a)	15,520,556	158,465
Power Integrations, Inc.	185,600	5,975
Samsung Electronics Co. Ltd.	816,187	511,386
Skyworks Solutions, Inc. (a)(d)	11,883,358	199,522
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,682,980	74,986
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
TriQuint Semiconductor, Inc. (a)	1,000,000	$ 6,110
Veeco Instruments, Inc. (a)(c)	88,998	3,051
		3,239,033
Software - 4.2%
Activision Blizzard, Inc.	6,707,064	70,357
ANSYS, Inc. (a)	878,133	35,626
ArcSight, Inc. (a)	487,500	10,915
Ariba, Inc. (a)	2,398,400	38,207
AsiaInfo Holdings, Inc. (a)	1,161,700	25,395
Autonomy Corp. PLC (a)	961,900	26,212
Blackboard, Inc. (a)(c)	300,600	11,221
BMC Software, Inc. (a)	5,912,847	204,762
Check Point Software Technologies Ltd. (a)	7,360,200	216,979
Citrix Systems, Inc. (a)	6,874,800	290,323
CommVault Systems, Inc. (a)(d)	2,485,897	55,933
Fortinet, Inc.	1,069,260	17,579
Informatica Corp. (a)	3,950,247	94,332
Intuit, Inc. (a)	1,490,100	51,811
Longtop Financial Technologies Ltd. ADR (a)	282,500	9,153
NCsoft Corp.	79,925	13,156
NetSuite, Inc. (a)	23,600	298
Oracle Corp.	30,871,600	662,505
Pegasystems, Inc.	986,626	31,681
Red Hat, Inc. (a)	2,525,625	73,092
Rovi Corp. (a)	2,864,228	108,583
Salesforce.com, Inc. (a)	4,050,382	347,604
SolarWinds, Inc. (a)	2,016,500	32,345
Solera Holdings, Inc.	355,000	12,851
Sourcefire, Inc. (a)	637,171	12,106
SuccessFactors, Inc. (a)	879,444	18,284
Sybase, Inc. (a)	208,400	13,475
TeleNav, Inc.	1,027,200	8,618
TIBCO Software, Inc. (a)	2,912,900	35,130
VanceInfo Technologies, Inc. ADR (a)	933,953	21,742
VMware, Inc. Class A (a)	163,800	10,252
		2,560,527
TOTAL INFORMATION TECHNOLOGY		18,604,136
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 6.9%
Chemicals - 0.6%
Ecolab, Inc.	2,998,963	$ 134,683
Huabao International Holdings Ltd.	140,281,000	179,316
Lubrizol Corp.	159,300	12,793
PPG Industries, Inc.	95,000	5,739
STR Holdings, Inc.	1,941,696	36,504
Valspar Corp.	211,700	6,376
		375,411
Construction Materials - 0.0%
Vulcan Materials Co.	300,000	13,149
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	170,500	8,469
Silgan Holdings, Inc.	145,100	4,118
		12,587
Metals & Mining - 6.3%
Alamos Gold, Inc.	1,766,600	27,099
Allied Nevada Gold Corp. (a)	1,742,300	34,517
AngloGold Ashanti Ltd. sponsored ADR	3,664,836	158,248
Aurizon Mines Ltd. (a)	2,205,200	10,855
B2Gold Corp. (a)	13,479,937	20,893
B2Gold Corp. (a)(e)	5,850,000	9,067
Detour Gold Corp. (a)	795,900	17,682
Eldorado Gold Corp.	25,970,288	465,467
Franco-Nevada Corp. (d)	9,037,600	275,063
Franco-Nevada Corp. (d)(e)	695,100	21,156
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	347,550	2,644
Goldcorp, Inc.	15,617,583	683,796
Golden Star Resources Ltd. Cda (a)	1,400,000	6,181
Ivanhoe Mines Ltd. (a)	20,038,700	259,578
Kinross Gold Corp. (c)	17,335,179	296,370
Lihir Gold Ltd.	49,024,416	176,255
New Gold, Inc. (a)	8,973,900	55,721
Newcrest Mining Ltd.	15,269,677	445,225
Novagold Resources, Inc. (a)	188,800	1,316
Randgold Resources Ltd. sponsored ADR	4,615,855	437,352
Red Back Mining, Inc. (a)	11,921,800	301,363
Red Back Mining, Inc. (a)(e)	592,400	14,975
San Gold Corp. (a)	8,459,100	36,155
Seabridge Gold, Inc. (a)	756,700	23,420
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Tahoe Resources, Inc. (a)(e)	3,263,300	$ 19,925
Ventana Gold Corp. (a)	1,484,000	11,082
		3,811,405
TOTAL MATERIALS		4,212,552
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	2,241,200	99,733
Clearwire Corp. Class A (a)	2,758,498	20,082
NII Holdings, Inc. (a)	386,600	12,572
Sprint Nextel Corp. (a)	14,438,800	61,221
Vivo Participacoes SA sponsored ADR	1,511,900	39,188
		232,796
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	24,945,630	56,956
TOTAL COMMON STOCKS (Cost $44,682,684)		56,565,114
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (a)(g)	4,021,166	23,705
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
superDimension Ltd. 6.00% (a)(g)	698,064	14,960
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	1,313,082	9,192
TOTAL HEALTH CARE		24,152
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(g)	410,013	3,075
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Trion World Network, Inc. 8.00% (a)(g)	3,950,196	$ 16,907
TOTAL INFORMATION TECHNOLOGY		19,982
TOTAL CONVERTIBLE PREFERRED STOCKS		67,839
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(g)	6,861,467	4,117
TOTAL PREFERRED STOCKS (Cost $118,998)		71,956
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.20% (f)	3,920,994,108	3,920,994
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	525,093,600	525,094
TOTAL MONEY MARKET FUNDS (Cost $4,446,088)		4,446,088
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $49,247,770)		61,083,158
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(373,399)
NET ASSETS - 100%		$ 60,709,759
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $420,865,000 or 0.7% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,426,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Metro Bank PLC Class A	12/8/09	$ 13,307
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. 8.00%	8/22/08	$ 21,691
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,331
Fidelity Securities Lending Cash Central Fund	5,744
Total	$ 9,075
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amphenol Corp. Class A	$ 407,853	$ 32,415	$ -	$ 279	$ 376,617
AsiaInfo Holdings, Inc.	82,360	-	35,041	-	-
Birchcliff Energy Ltd.	84,025	5,948	12,745	-	77,133
China Automation Group Ltd.	23,686	19,788	-	350	35,297
Chipotle Mexican Grill, Inc.	222,182	51,809	-	-	410,509
Cirrus Logic, Inc.	-	44,997	-	-	59,092
Clean Energy Fuels Corp.	20,830	69,938	-	-	78,168
CommVault Systems, Inc.	12,290	45,198	-	-	55,933
Constant Contact, Inc.	23,641	8,677	-	-	39,564
Diamond Foods, Inc.	-	47,547	-	48	51,322
Discovery Communications, Inc.	335,683	96,696	6,486	-	480,850
Dollar Tree, Inc.	188,877	116,307	6,364	-	359,134
Franco-Nevada Corp.	222,316	41,697	-	1,200	296,219
Ivanhoe Mines Ltd.	339,689	13,070	61,390	-	-
J. Crew Group, Inc.	282,965	2,840	-	-	234,960
MannKind Corp.	66,708	-	56,188	-	-
McAfee, Inc.	411,783	-	406,099	-	-
Medivation, Inc.	119,736	4,292	-	-	29,133
Metro Bank PLC Class A	13,200	-	-	-	12,199
Mettler-Toledo International, Inc.	316,051	25,883	-	-	361,112
Micrel, Inc.	-	67,023	-	183	63,594
Netlogic Microsystems, Inc.	-	97,906	-	-	93,022
Noble Energy, Inc.	956,758	12,770	50,724	4,835	775,852
Northern Oil & Gas, Inc.	44,836	-	54,394	-	-
Quality Systems, Inc.	123,381	25,933	32,428	990	104,915
Red Back Mining, Inc.	209,441	6,774	57,744	-	-
Skyworks Solutions, Inc.	-	171,991	-	-	199,522
SmartHeat, Inc.	46,779	1,362	6,179	-	15,386
Strayer Education, Inc.	104,192	82,931	-	1,056	175,945
Targacept, Inc.	31,733	1,327	-	-	30,602
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tim Hortons, Inc.	$ 339,156	$ 6,524	$ -	$ 2,358	$ 361,655
TreeHouse Foods, Inc.	122,751	10,750	-	-	155,646
Zymogenetics, Inc.	6,390	22,661	11,452	-	-
Total	$ 5,159,292	$ 1,135,054	$ 797,234	$ 11,299	$ 4,933,381
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,784,591	$ 10,418,279	$ 350,849	$ 15,463
Consumer Staples	4,662,947	3,816,841	846,106	-
Energy	3,220,881	3,149,862	71,019	-
Financials	6,261,381	5,791,804	433,673	35,904
Health Care	6,586,080	5,883,126	677,758	25,196
Industrials	1,990,651	1,865,257	92,904	32,490
Information Technology	18,624,118	17,522,004	1,082,132	19,982
Materials	4,212,552	3,411,756	800,796	-
Telecommunication Services	236,913	232,796	-	4,117
Utilities	56,956	-	56,956	-
Money Market Funds	4,446,088	4,446,088	-	-
Total Investments in Securities:	$ 61,083,158	$ 56,537,813	$ 4,412,193	$ 133,152
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 102,862
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,220)
Cost of Purchases	33,531
Proceeds of Sales	(21)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 133,152
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (3,220)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.2%
Canada	6.3%
United Kingdom	1.4%
China	1.2%
Ireland	1.2%
Bermuda	1.1%
Others (Individually Less Than 1%)	8.6%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $5,732,817,000 of which $2,830,501,000 and $2,902,316,000 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2010

Assets
Investment in securities, at value (including securities loaned of $502,870) - See accompanying schedule: Unaffiliated issuers (cost $40,829,082)	$ 51,703,689
Fidelity Central Funds (cost $4,446,088)	4,446,088
Other affiliated issuers (cost $3,972,600)	4,933,381
Total Investments (cost $49,247,770)		$ 61,083,158
Cash		157
Foreign currency held at value (cost $1,675)		1,675
Receivable for investments sold		231,216
Receivable for fund shares sold		43,091
Dividends receivable		42,050
Interest receivable		3
Distributions receivable from Fidelity Central Funds		1,428
Other receivables		2,212
Total assets		61,404,990

Liabilities
Payable for investments purchased	$ 28,612
Payable for fund shares redeemed	90,194
Accrued management fee	40,133
Other affiliated payables	9,211
Other payables and accrued expenses	1,987
Collateral on securities loaned, at value	525,094
Total liabilities		695,231

Net Assets		$ 60,709,759
Net Assets consist of:
Paid in capital		$ 55,208,129
Accumulated net investment loss		(15,851)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,317,678)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,835,159
Net Assets		$ 60,709,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2010

Contrafund: Net Asset Value, offering price and redemption price per share ($51,931,600 ÷ 937,556 shares)	$ 55.39

Class K: Net Asset Value, offering price and redemption price per share ($8,778,159 ÷ 158,444 shares)	$ 55.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010

Investment Income
Dividends (including $11,299 earned from other affiliated issuers)		$ 280,225
Interest		2,029
Income from Fidelity Central Funds		9,075
Total income		291,329

Expenses
Management fee Basic fee	$ 180,477
Performance adjustment	64,086
Transfer agent fees	54,665
Accounting and security lending fees	1,410
Custodian fees and expenses	1,701
Independent trustees' compensation	179
Registration fees	264
Audit	122
Legal	57
Miscellaneous	499
Total expenses before reductions	303,460
Expense reductions	(1,868)	301,592
Net investment income (loss)		(10,263)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	285,554
Other affiliated issuers	51,931
Foreign currency transactions	(2,825)
Total net realized gain (loss)		334,660
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,410,233)
Assets and liabilities in foreign currencies	(339)
Total change in net unrealized appreciation (depreciation)		(3,410,572)
Net gain (loss)		(3,075,912)
Net increase (decrease) in net assets resulting from operations		$ (3,086,175)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (10,263)	$ 123,258
Net realized gain (loss)	334,660	(471,089)
Change in net unrealized appreciation (depreciation)	(3,410,572)	14,688,737
Net increase (decrease) in net assets resulting from operations	(3,086,175)	14,340,906
Distributions to shareholders from net investment income	(11,023)	(132,704)
Distributions to shareholders from net realized gain	(88,185)	(92,816)
Total distributions	(99,208)	(225,520)
Share transactions - net increase (decrease)	(78,528)	1,408,294
Total increase (decrease) in net assets	(3,263,911)	15,523,680

Net Assets
Beginning of period	63,973,670	48,449,990
End of period (including accumulated net investment loss of $15,851 and undistributed net investment income of $5,435, respectively)	$ 60,709,759	$ 63,973,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

	Six months ended June 30,	Years ended December 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 58.28	$ 45.26	$ 73.11	$ 65.21	$ 64.76	$ 56.74
Income from Investment Operations
Net investment income (loss) D	(.01)	.11	.23	.48	.41	.27
Net realized and unrealized gain (loss)	(2.79)	13.11	(27.22)	12.34	6.92	8.95
Total from investment operations	(2.80)	13.22	(26.99)	12.82	7.33	9.22
Distributions from net investment income	(.01)	(.11)	(.21)	(.44)	(.39)	(.23)
Distributions from net realized gain	(.08)	(.09)	(.65)	(4.48)	(6.49)	(.97)
Total distributions	(.09)	(.20)H	(.86)	(4.92)	(6.88)	(1.20)
Net asset value, end of period	$ 55.39	$ 58.28	$ 45.26	$ 73.11	$ 65.21	$ 64.76
Total ReturnB, C	(4.80)%	29.23%	(37.16)%	19.78%	11.54%	16.23%
Ratios to Average Net AssetsE, G
Expenses before reductions	.96% A	1.02%	.95%	.89%	.90%	.91%
Expenses net of fee waivers, if any	.96% A	1.02%	.95%	.89%	.90%	.91%
Expenses net of all reductions	.95% A	1.01%	.94%	.89%	.89%	.88%
Net investment income (loss)	(.05)% A	.22%	.37%	.68%	.62%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 51,932	$ 57,225	$ 45,149	$ 81,144	$ 68,576	$ 60,143
Portfolio turnover rate F	46% A	58%	78%	56%	76%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended June 30,	Years ended December 31,
	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 58.25	$ 45.23	$ 68.59
Income from Investment Operations
Net investment income (loss) D	.02	.19	.22
Net realized and unrealized gain (loss)	(2.78)	13.11	(23.30)
Total from investment operations	(2.76)	13.30	(23.08)
Distributions from net investment income	(.01)	(.20)	(.28)
Distributions from net realized gain	(.08)	(.09)	-
Total distributions	(.09)	(.28) I	(.28)
Net asset value, end of period	$ 55.40	$ 58.25	$ 45.23
Total Return B, C	(4.74)%	29.43%	(33.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.86%	.82% A
Expenses net of fee waivers, if any	.82% A	.86%	.82% A
Expenses net of all reductions	.82% A	.85%	.82% A
Net investment income (loss)	.09% A	.38%	.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 8,778	$ 6,749	$ 3,301
Portfolio turnover rate F	46% A	58%	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,395,684
Gross unrealized depreciation	(1,996,151)
Net unrealized appreciation (depreciation)	$ 11,399,533

Tax cost	$ 49,683,625

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,965,125 and $15,565,140, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Contrafund, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Contrafund	$ 52,570.19
Class K	2,095.05
	$ 54,665

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $219 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $126 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,744.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,863 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Contrafund	$ 9,746	$ 110,638
Class K	1,277	22,066
Total	$ 11,023	$ 132,704
From net realized gain
Contrafund	$ 77,970	$ 83,038
Class K	10,215	9,778
Total	$ 88,185	$ 92,816

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009A	Six months ended June 30, 2010	Year ended December 31, 2009A
Contrafund
Shares sold	69,311	185,518	$ 4,074,176	$ 8,936,796
Conversion to Class K	-	(28,838)	-	(1,280,867)
Reinvestment of distributions	1,553	3,386	85,403	188,452
Shares redeemed	(115,216)	(175,665)	(6,736,429)	(8,469,845)
Net increase (decrease)	(44,352)	(15,599)	$ (2,576,850)	$ (625,464)
Class K
Shares sold	55,538	33,635	$ 3,254,471	$ 1,711,298
Conversion from Contrafund	-	28,843	-	1,280,867
Reinvestment of distributions	209	566	11,492	31,844
Shares redeemed	(13,158)	(20,158)	(767,641)	(990,251)
Net increase (decrease)	42,589	42,886	$ 2,498,322	$ 2,033,758

A Conversion transactions for Class K are for the period January 1, 2009 to August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 13, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

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Semiannual Report

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Semiannual Report

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Semiannual Report

June 30, 2010

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Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

A yearlong uptrend in global equity markets came under significant pressure in May 2010 when investor sentiment turned bearish amid growing concern that Europe's debt crisis would expand and slow or derail economic recovery. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
Contrafund	.96%
Actual		$ 1,000.00	$ 952.00	$ 4.65
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81
Class K	.82%
Actual		$ 1,000.00	$ 952.60	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.7	5.1
Google, Inc. Class A	4.6	6.3
Berkshire Hathaway, Inc. Class A	4.1	3.2
Wells Fargo & Co.	2.8	3.2
McDonald's Corp.	2.5	2.2
Visa, Inc. Class A	2.0	2.2
The Coca-Cola Co.	2.0	2.4
The Walt Disney Co.	1.9	1.7
NIKE, Inc. Class B	1.4	1.3
TJX Companies, Inc.	1.4	1.0
	29.4
Top Five Market Sectors as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.6	30.3
Consumer Discretionary	17.8	15.3
Health Care	10.9	12.9
Financials	10.3	12.4
Consumer Staples	7.7	8.3
Asset Allocation (% of fund's net assets)
As of June 30, 2010 *		As of December 31, 2009 **
	Stocks 93.2%		Stocks 95.6%
	Bonds 0.0%		Bonds 0.1%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Other Investments 0.0%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 6.7%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	19.8%	** Foreign investments	22.3%

Semiannual Report

Investments June 30, 2010

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.8%
Auto Components - 0.1%
Autoliv, Inc. (c)	66,100	$ 3,163
BorgWarner, Inc. (a)	155,700	5,814
Gentex Corp.	1,428,908	25,692
		34,669
Automobiles - 0.3%
Ford Motor Co. (a)	2,142,400	21,595
Geely Automobile Holdings Ltd. (c)	197,505,000	59,853
Honda Motor Co. Ltd. sponsored ADR	988,344	28,415
Hyundai Motor Co.	427,126	49,925
		159,788
Diversified Consumer Services - 0.4%
DeVry, Inc.	1,574,101	82,625
Strayer Education, Inc. (c)(d)	846,338	175,945
Universal Technical Institute, Inc.	566,704	13,397
		271,967
Hotels, Restaurants & Leisure - 4.9%
7 Days Group Holdings Ltd. ADR	465,100	5,074
Cafe de Coral Holdings Ltd.	5,784,000	14,813
China Lodging Group Ltd. ADR	250,193	3,790
Chipotle Mexican Grill, Inc. (a)(d)	3,000,580	410,509
Ctrip.com International Ltd. sponsored ADR (a)	2,578,900	96,863
Home Inns & Hotels Management, Inc. sponsored ADR (a)	2,137,902	83,464
Las Vegas Sands Corp. (a)(c)	2,084,600	46,153
Little Sheep Group Ltd.	33,986,000	20,350
Marriott International, Inc. Class A	1,299,800	38,916
McDonald's Corp.	22,702,570	1,495,418
Panera Bread Co. Class A (a)	552,900	41,628
Sands China Ltd.	15,243,200	22,530
Starbucks Corp.	12,348,400	300,066
Tim Hortons, Inc. (c)(d)	11,301,732	361,655
WMS Industries, Inc. (a)	1,351,657	53,053
		2,994,282
Household Durables - 0.2%
iRobot Corp. (a)	716,623	13,465
Tempur-Pedic International, Inc. (a)	1,303,977	40,097
Whirlpool Corp.	558,400	49,039
		102,601
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	5,790,608	632,682
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
ASOS PLC (a)	1,097,600	$ 14,032
Liberty Media Corp. Interactive Series A (a)	3,014,855	31,656
Netflix, Inc. (a)	282,739	30,720
Priceline.com, Inc. (a)	1,013,100	178,853
		887,943
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	819,000	33,661
Mattel, Inc.	1,474,400	31,198
		64,859
Media - 4.2%
Charm Communications, Inc. ADR	177,093	1,339
CKX, Inc. (a)	631,193	3,150
Comcast Corp. Class A	2,249,600	39,076
DIRECTV (a)	13,826,809	469,005
Discovery Communications, Inc. (a)(d)	13,465,405	480,850
DreamWorks Animation SKG, Inc. Class A (a)	1,234,518	35,245
Liberty Media Corp.:
Capital Series A (a)	900,078	37,722
Starz Series A (a)	764,311	39,622
Naspers Ltd. Class N	403,700	13,668
ReachLocal, Inc.	693,900	9,000
Scripps Networks Interactive, Inc. Class A	4,970,552	200,512
The Walt Disney Co.	36,755,919	1,157,811
The Weinstein Co. Holdings, LLC Class A-1 (a)(g)	41,234	15,463
Viacom, Inc. Class B (non-vtg.)	546,700	17,150
Virgin Media, Inc.	1,506,200	25,138
		2,544,751
Multiline Retail - 0.9%
99 Cents Only Stores (a)	1,652,600	24,458
Big Lots, Inc. (a)	1,288,300	41,342
Dollar General Corp.	1,049,200	28,905
Dollar Tree, Inc. (a)(d)	8,626,800	359,134
Dollarama, Inc.	1,471,150	34,203
Dollarama, Inc. (e)	1,194,200	27,764
Mothercare PLC	812,162	6,890
Next PLC	192,100	5,726
PCD Stores Group Ltd.	19,178,000	5,953
		534,375
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.3%
Aeropostale, Inc. (a)	2,665,550	$ 76,341
AutoZone, Inc. (a)	296,500	57,290
Bed Bath & Beyond, Inc. (a)	3,499,000	129,743
Belle International Holdings Ltd.	32,586,000	46,231
Cabela's, Inc. Class A (a)	536,800	7,590
Chico's FAS, Inc.	3,396,695	33,559
DSW, Inc. Class A (a)(c)	723,800	16,257
Gap, Inc.	1,943,800	37,826
Inditex SA	463,319	26,418
J. Crew Group, Inc. (a)(c)(d)	6,383,053	234,960
L'Occitane Ltd.	1,516,000	3,260
Lumber Liquidators Holdings, Inc. (a)	866,248	20,210
O'Reilly Automotive, Inc. (a)	973,400	46,295
RadioShack Corp.	1,005,900	19,625
Ross Stores, Inc.	3,737,494	199,171
rue21, Inc.	570,916	17,322
The Pep Boys - Manny, Moe & Jack	1,083,547	9,600
TJX Companies, Inc.	20,024,962	840,047
Urban Outfitters, Inc. (a)	5,197,600	178,745
Zumiez, Inc. (a)(c)	381,840	6,151
		2,006,641
Textiles, Apparel & Luxury Goods - 1.9%
Anta Sports Products Ltd.	5,316,000	9,570
Burberry Group PLC	3,035,800	34,275
China Dongxiang Group Co. Ltd.	27,249,000	18,163
Coach, Inc.	1,971,122	72,045
Deckers Outdoor Corp. (a)	310,600	44,375
Li Ning Co. Ltd.	1,750,000	5,734
NIKE, Inc. Class B	12,719,400	859,195
Phillips-Van Heusen Corp.	782,319	36,198
Polo Ralph Lauren Corp. Class A	707,500	51,619
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	167,000	6,099
Steven Madden Ltd. (a)	1,215,623	38,316
Trinity Ltd.	10,706,000	7,126
		1,182,715
TOTAL CONSUMER DISCRETIONARY		10,784,591
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.7%
Beverages - 2.3%
Anheuser-Busch InBev SA NV	1,314,761	$ 63,213
Boston Beer Co., Inc. Class A (a)	214,207	14,448
C&C Group PLC	3,448,818	13,583
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	60,900	6,152
Diageo PLC sponsored ADR	98,100	6,155
Dr Pepper Snapple Group, Inc.	1,509,400	56,436
The Coca-Cola Co.	23,424,691	1,174,046
Tsingtao Brewery Co. Ltd. (H Shares)	6,720,000	31,393
		1,365,426
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	2,264,123	124,142
Koninklijke Ahold NV	5,059,215	62,579
Susser Holdings Corp. (a)	435,176	5,131
Tesco PLC	28,631,376	161,473
Whole Foods Market, Inc. (a)	184,200	6,635
		359,960
Food Products - 1.5%
Ausnutria Dairy Hunan Co. Ltd. Class H	10,656,000	6,505
Diamond Foods, Inc. (d)	1,248,700	51,322
General Mills, Inc.	5,410,600	192,185
Hershey Co.	252,300	12,093
Kellogg Co.	193,234	9,720
Kraft Foods, Inc. Class A	500,324	14,009
Nestle SA	4,492,194	216,608
Ralcorp Holdings, Inc. (a)	1,218,800	66,790
Tingyi Cayman Islands Holding Corp.	31,474,000	77,169
TreeHouse Foods, Inc. (a)(d)	3,408,796	155,646
Want Want China Holdings Ltd.	132,324,000	111,079
		913,126
Household Products - 2.7%
Colgate-Palmolive Co.	10,527,011	829,107
Procter & Gamble Co.	13,735,519	823,856
		1,652,963
Personal Products - 0.6%
BaWang International (Group) Holding Ltd.	81,604,000	57,894
Estee Lauder Companies, Inc. Class A	3,374,200	188,044
Hengan International Group Co. Ltd.	5,509,000	44,610
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - continued
Hypermarcas SA (a)	2,845,600	$ 36,481
Nu Skin Enterprises, Inc. Class A	1,782,710	44,443
		371,472
TOTAL CONSUMER STAPLES		4,662,947
ENERGY - 5.3%
Energy Equipment & Services - 0.6%
Schlumberger Ltd.	6,856,800	379,455
Seadrill Ltd. (c)	758,200	13,676
		393,131
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.	4,189,987	151,217
Birchcliff Energy Ltd. (a)(d)	8,465,100	77,133
Canadian Natural Resources Ltd.	5,613,512	186,300
Cenovus Energy, Inc.	382,948	9,857
Cimarex Energy Co.	85,000	6,084
Clean Energy Fuels Corp. (a)(c)(d)	5,232,109	78,168
Concho Resources, Inc. (a)	3,687,839	204,048
Crescent Point Energy Corp. (c)	1,981,700	69,175
Denbury Resources, Inc. (a)	375,000	5,490
EnCana Corp. (c)	4,083,148	123,659
EOG Resources, Inc.	3,186,957	313,501
Ivanhoe Energy, Inc. (a)(c)	12,036,400	23,065
Ivanhoe Energy, Inc. (a)(e)	3,282,000	6,289
Ivanhoe Energy, Inc. warrants 1/26/11 (a)(e)	820,500	10
Mariner Energy, Inc. (a)	1,500,000	32,220
Niko Resources Ltd.	535,000	49,758
Noble Energy, Inc. (d)	12,860,136	775,852
Northern Oil & Gas, Inc. (a)	316,445	4,063
Oasis Petroleum, Inc. (a)	1,997,700	28,967
Occidental Petroleum Corp.	6,830,241	526,953
OGX Petroleo e Gas Participacoes SA	1,426,300	13,246
Pacific Rubiales Energy Corp. (a)	393,600	8,822
Petroplus Holdings AG	3,899,610	57,333
Range Resources Corp.	498,100	19,999
Southwestern Energy Co. (a)	104,267	4,029
Sunoco, Inc.	565,800	19,673
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TransAtlantic Petroleum Ltd. (a)(e)	6,578,651	$ 21,011
Ultra Petroleum Corp. (a)	267,300	11,828
		2,827,750
TOTAL ENERGY		3,220,881
FINANCIALS - 10.3%
Capital Markets - 0.3%
Charles Schwab Corp.	1,195,275	16,949
Franklin Resources, Inc.	251,900	21,711
Goldman Sachs Group, Inc.	95,609	12,551
Morgan Stanley	655,700	15,219
T. Rowe Price Group, Inc.	2,405,396	106,776
		173,206
Commercial Banks - 4.0%
Banco Do Brasil SA	775,300	10,729
BOK Financial Corp.	125,000	5,934
City National Corp.	96,689	4,953
HDFC Bank Ltd. sponsored ADR	271,900	38,874
Itau Unibanco Banco Multiplo SA:
ADR	695,270	12,522
ADR (a)(e)	14,421,700	259,735
M&T Bank Corp. (c)	497,800	42,288
Metro Bank PLC Class A (a)(d)(g)	1,089,000	12,199
PT Bank Central Asia Tbk	12,500,000	8,138
Royal Bank of Canada	709,700	33,800
Standard Chartered PLC (United Kingdom)	9,900,781	241,016
State Bank of India	600,025	29,503
Wells Fargo & Co.	65,896,115	1,686,941
		2,386,632
Consumer Finance - 0.2%
American Express Co.	3,235,233	128,439
Credit Acceptance Corp. (a)(c)	132,800	6,477
		134,916
Diversified Financial Services - 0.8%
Hong Kong Exchanges and Clearing Ltd.	2,510,800	39,161
JPMorgan Chase & Co.	12,443,429	455,554
		494,715
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.9%
ACE Ltd.	264,478	$ 13,615
Admiral Group PLC	4,881,222	102,193
Berkshire Hathaway, Inc. Class A (a)(c)	20,554	2,466,480
CNinsure, Inc. ADR	178,900	4,641
Fairfax Financial Holdings Ltd. (sub. vtg.)	243,822	89,297
The Chubb Corp.	5,328,200	266,463
The Travelers Companies, Inc.	1,008,915	49,689
		2,992,378
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	436,120	35,217
Starwood Property Trust, Inc.	410,000	6,950
		42,167
Real Estate Management & Development - 0.0%
Wharf Holdings Ltd.	2,820,000	13,662
TOTAL FINANCIALS		6,237,676
HEALTH CARE - 10.8%
Biotechnology - 2.6%
Abraxis BioScience, Inc. (a)	110,000	8,162
Acorda Therapeutics, Inc. (a)	60,000	1,867
Actelion Ltd. (a)	182,000	6,814
Alexion Pharmaceuticals, Inc. (a)	1,069,847	54,765
Allos Therapeutics, Inc. (a)	892,900	5,473
AVEO Pharmaceuticals, Inc.	869,000	6,144
Biogen Idec, Inc. (a)	1,909,100	90,587
BioMarin Pharmaceutical, Inc. (a)	618,000	11,717
Celgene Corp. (a)	4,689,604	238,326
Gilead Sciences, Inc. (a)	22,975,897	787,614
Human Genome Sciences, Inc. (a)	3,131,596	70,962
Incyte Corp. (a)	4,204,500	46,544
MannKind Corp. warrants 8/3/10 (a)(g)	304,338	0*
Medivation, Inc. (a)(c)(d)	3,295,635	29,133
Regeneron Pharmaceuticals, Inc. (a)	2,129,031	47,520
Targacept, Inc. (a)(d)	1,583,129	30,602
United Therapeutics Corp. (a)	1,062,000	51,836
Vertex Pharmaceuticals, Inc. (a)	1,628,100	53,564
Zymogenetics, Inc. (a)	2,405,400	10,151
		1,551,781
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.8%
Alcon, Inc.	895,200	$ 132,660
American Medical Systems Holdings, Inc. (a)	551,069	12,190
Becton, Dickinson & Co.	222,648	15,055
C. R. Bard, Inc.	729,940	56,592
Conceptus, Inc. (a)	439,600	6,849
Covidien PLC	4,080,008	163,935
Cyberonics, Inc. (a)	650,030	15,393
DENTSPLY International, Inc.	1,611,627	48,204
Edwards Lifesciences Corp. (a)	3,650,358	204,493
ev3, Inc. (a)	2,312,500	51,823
Gen-Probe, Inc. (a)	150,000	6,813
Hill-Rom Holdings, Inc.	1,253,738	38,151
Intuitive Surgical, Inc. (a)	299,600	94,560
Neogen Corp. (a)	98,101	2,556
NuVasive, Inc. (a)(c)	1,275,093	45,215
ResMed, Inc. (a)	643,200	39,113
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	11,916,000	51,909
St. Jude Medical, Inc. (a)	346,700	12,512
Stryker Corp.	221,200	11,073
superDimension Ltd. (a)	48,567	1,041
superDimension Ltd. warrants 6/16/20 (a)	12,142	0
Thoratec Corp. (a)	707,620	30,237
Volcano Corp. (a)	1,209,200	26,385
		1,066,759
Health Care Providers & Services - 1.4%
Accretive Health, Inc.	307,500	4,068
AmerisourceBergen Corp.	1,005,100	31,912
Cardinal Health, Inc.	375,000	12,604
Emergency Medical Services Corp. Class A (a)	474,600	23,270
Express Scripts, Inc. (a)	4,384,400	206,154
Henry Schein, Inc. (a)	209,933	11,525
HMS Holdings Corp. (a)	633,900	34,370
Magellan Health Services, Inc. (a)	774,400	28,126
Medco Health Solutions, Inc. (a)	8,765,287	482,792
Sinopharm Group Co. Ltd. (H Shares)	2,357,200	8,589
UnitedHealth Group, Inc.	208,100	5,910
Universal Health Services, Inc. Class B	148,800	5,677
		854,997
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	976,100	15,715
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - continued
Cerner Corp. (a)	2,348,089	$ 178,196
MedAssets, Inc. (a)	1,046,500	24,153
Quality Systems, Inc. (c)(d)	1,809,185	104,915
SXC Health Solutions Corp. (a)	50,042	3,679
		326,658
Life Sciences Tools & Services - 1.2%
Fluidigm Corp. warrants 8/25/19 (a)	28,439	3
Life Technologies Corp. (a)	3,342,500	157,933
Mettler-Toledo International, Inc. (a)(d)	3,234,900	361,112
QIAGEN NV (a)	1,435,859	27,597
Waters Corp. (a)	2,801,281	181,243
		727,888
Pharmaceuticals - 3.3%
Abbott Laboratories	14,410,083	674,104
AstraZeneca PLC (United Kingdom)	5,621,246	264,939
Auxilium Pharmaceuticals, Inc. (a)	175,000	4,113
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	1,573,200	48,533
Forest Laboratories, Inc. (a)	760,000	20,847
Johnson & Johnson	2,721,400	160,726
MAP Pharmaceuticals, Inc. (a)	361,874	4,748
Novo Nordisk AS Series B	3,004,695	242,740
Optimer Pharmaceuticals, Inc. (a)	1,159,976	10,753
Perrigo Co.	1,494,500	88,280
Pronova BioPharma ASA (a)	616,624	1,215
Salix Pharmaceuticals Ltd. (a)(c)	826,200	32,247
Shionogi & Co. Ltd.	640,000	13,271
Shire PLC	4,304,700	88,281
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,067,100	211,449
Valeant Pharmaceuticals International (a)	3,205,174	167,599
		2,033,845
TOTAL HEALTH CARE		6,561,928
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc. (a)	500,000	13,150
Precision Castparts Corp.	172,400	17,743
The Boeing Co.	326,891	20,512
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	123,300	$ 6,292
United Technologies Corp.	973,700	63,203
		120,900
Air Freight & Logistics - 0.6%
Air Lease Corp. Class A (a)(e)	1,624,500	32,490
C.H. Robinson Worldwide, Inc.	5,619,225	312,766
United Parcel Service, Inc. Class B	100,000	5,689
		350,945
Airlines - 0.0%
Southwest Airlines Co.	2,460,700	27,338
Building Products - 0.0%
Owens Corning (a)	250,600	7,495
Quanex Building Products Corp.	775,999	13,417
		20,912
Commercial Services & Supplies - 0.3%
APAC Customer Services, Inc. (a)	388,241	2,213
Interface, Inc. Class A	366,683	3,938
Republic Services, Inc.	220,000	6,541
Stericycle, Inc. (a)	2,109,899	138,367
Waste Connections, Inc. (a)	560,764	19,565
		170,624
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc. (a)	908,372	33,101
Electrical Equipment - 0.4%
American Superconductor Corp. (a)(c)	1,655,813	44,194
China High Speed Transmission Equipment Group Co. Ltd.	13,226,000	27,782
Cooper Industries PLC Class A	3,914,741	172,249
Nexxus Lighting, Inc. (a)	574,100	1,286
Roper Industries, Inc.	118,300	6,620
Sensata Technologies Holding BV	675,300	10,798
		262,929
Industrial Conglomerates - 0.1%
3M Co.	409,200	32,323
Beijing Enterprises Holdings Ltd.	3,563,500	23,134
		55,457
Machinery - 1.1%
ArvinMeritor, Inc. (a)	2,036,147	26,674
China Automation Group Ltd. (d)	54,553,000	35,297
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Cummins, Inc.	651,100	$ 42,406
Danaher Corp.	11,162,618	414,356
PACCAR, Inc.	3,092,741	123,308
SmartHeat, Inc. (a)(c)(d)	2,694,624	15,386
		657,427
Marine - 0.0%
Kuehne & Nagel International AG	65,000	6,691
Professional Services - 0.0%
51job, Inc. sponsored ADR (a)	175,484	3,652
IHS, Inc. Class A (a)	222,700	13,010
Robert Half International, Inc.	390,300	9,192
		25,854
Road & Rail - 0.4%
Canadian National Railway Co.	3,158,400	181,010
CSX Corp.	737,200	36,587
Hertz Global Holdings, Inc. (a)	499,600	4,726
		222,323
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	363,500	36,150
TOTAL INDUSTRIALS		1,990,651
INFORMATION TECHNOLOGY - 30.6%
Communications Equipment - 1.8%
Acme Packet, Inc. (a)	1,216,248	32,693
Adtran, Inc.	446,100	12,165
Aruba Networks, Inc. (a)	1,267,289	18,046
BYD Electronic International Co. Ltd.	54,784,500	30,331
Ciena Corp. (a)	355,400	4,506
Cisco Systems, Inc. (a)	22,989,900	489,915
DG FastChannel, Inc. (a)	54,395	1,772
F5 Networks, Inc. (a)	3,283,279	225,134
JDS Uniphase Corp. (a)	2,841,300	27,958
Juniper Networks, Inc. (a)	1,959,989	44,727
Polycom, Inc. (a)	406,400	12,107
QUALCOMM, Inc.	5,803,243	190,579
ZTE Corp. (H Shares)	92,200	280
		1,090,213
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 8.6%
Apple, Inc. (a)	16,074,347	$ 4,043,177
EMC Corp. (a)	10,019,800	183,362
Hewlett-Packard Co.	14,299,049	618,863
HTC Corp.	4,732,000	62,562
Lexmark International, Inc. Class A (a)	709,100	23,422
NetApp, Inc. (a)	6,861,200	255,991
Synaptics, Inc. (a)	112,480	3,093
Teradata Corp. (a)	190,000	5,791
		5,196,261
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc. (a)	3,062,900	87,078
Amphenol Corp. Class A (d)	9,588,012	376,617
BYD Co. Ltd. (H Shares) (c)	19,643,500	144,487
Corning, Inc.	537,000	8,673
FLIR Systems, Inc. (a)	3,738,908	108,765
Plexus Corp. (a)	1,111,839	29,731
Prime View International Co. Ltd. (a)	5,349,000	6,461
Prime View International Co. Ltd. sponsored GDR (a)(e)	471,100	5,799
Sanmina-SCI Corp. (a)	404,000	5,498
Wasion Group Holdings Ltd.	34,992,000	21,921
		795,030
Internet Software & Services - 5.8%
Akamai Technologies, Inc. (a)	173,200	7,027
Baidu.com, Inc. sponsored ADR (a)	1,977,900	134,655
Constant Contact, Inc. (a)(c)(d)	1,854,870	39,564
eBay, Inc. (a)	5,241,900	102,794
Google, Inc. Class A (a)	6,291,448	2,799,380
IAC/InterActiveCorp (a)	357,684	7,858
LivePerson, Inc. (a)	1,715,128	11,766
LogMeIn, Inc.	1,115,303	29,254
Mercadolibre, Inc. (a)(c)	800,836	42,084
Open Text Corp. (a)	239,500	8,999
Tencent Holdings Ltd.	14,161,600	234,626
VistaPrint Ltd. (a)	1,266,612	60,151
WebMD Health Corp. (a)	1,230,204	57,118
		3,535,276
IT Services - 3.6%
Accenture PLC Class A	9,207,700	355,878
Alliance Data Systems Corp. (a)	100,000	5,952
CGI Group, Inc. Class A (sub. vtg.) (a)	2,036,900	30,308
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	3,316,600	$ 166,029
Fidelity National Information Services, Inc.	6,053,175	162,346
Fiserv, Inc. (a)	390,000	17,807
Hewitt Associates, Inc. Class A (a)	1,706,700	58,813
MasterCard, Inc. Class A	800,538	159,731
Redecard SA	2,248,300	31,762
Visa, Inc. Class A	16,949,393	1,199,170
		2,187,796
Semiconductors & Semiconductor Equipment - 5.3%
Altera Corp.	14,650,300	363,474
Analog Devices, Inc.	1,085,400	30,239
Applied Micro Circuits Corp. (a)	600,000	6,288
ARM Holdings PLC sponsored ADR (c)	4,394,700	54,494
ASML Holding NV	2,218,500	60,942
Atheros Communications, Inc. (a)	1,530,599	42,153
Atmel Corp. (a)	3,599,000	17,275
Avago Technologies Ltd.	9,444,990	198,911
Broadcom Corp. Class A	10,276,900	338,829
Cavium Networks, Inc. (a)	2,001,116	52,409
Cirrus Logic, Inc. (a)(d)	3,737,659	59,092
Cree, Inc. (a)	3,165,700	190,037
Cypress Semiconductor Corp. (a)	607,041	6,095
Intel Corp.	5,921,650	115,176
Lam Research Corp. (a)	169,000	6,432
Linear Technology Corp.	2,815,200	78,291
Marvell Technology Group Ltd. (a)	25,124,714	395,965
Maxim Integrated Products, Inc.	1,557,400	26,055
MediaTek, Inc.	2,210,000	30,710
Micrel, Inc. (c)(d)	6,246,986	63,594
Microchip Technology, Inc. (c)	225,800	6,264
Monolithic Power Systems, Inc. (a)	322,000	5,751
Netlogic Microsystems, Inc. (a)(c)(d)	3,419,930	93,022
Novellus Systems, Inc. (a)	1,500,000	38,040
NVIDIA Corp. (a)	15,520,556	158,465
Power Integrations, Inc.	185,600	5,975
Samsung Electronics Co. Ltd.	816,187	511,386
Skyworks Solutions, Inc. (a)(d)	11,883,358	199,522
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,682,980	74,986
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
TriQuint Semiconductor, Inc. (a)	1,000,000	$ 6,110
Veeco Instruments, Inc. (a)(c)	88,998	3,051
		3,239,033
Software - 4.2%
Activision Blizzard, Inc.	6,707,064	70,357
ANSYS, Inc. (a)	878,133	35,626
ArcSight, Inc. (a)	487,500	10,915
Ariba, Inc. (a)	2,398,400	38,207
AsiaInfo Holdings, Inc. (a)	1,161,700	25,395
Autonomy Corp. PLC (a)	961,900	26,212
Blackboard, Inc. (a)(c)	300,600	11,221
BMC Software, Inc. (a)	5,912,847	204,762
Check Point Software Technologies Ltd. (a)	7,360,200	216,979
Citrix Systems, Inc. (a)	6,874,800	290,323
CommVault Systems, Inc. (a)(d)	2,485,897	55,933
Fortinet, Inc.	1,069,260	17,579
Informatica Corp. (a)	3,950,247	94,332
Intuit, Inc. (a)	1,490,100	51,811
Longtop Financial Technologies Ltd. ADR (a)	282,500	9,153
NCsoft Corp.	79,925	13,156
NetSuite, Inc. (a)	23,600	298
Oracle Corp.	30,871,600	662,505
Pegasystems, Inc.	986,626	31,681
Red Hat, Inc. (a)	2,525,625	73,092
Rovi Corp. (a)	2,864,228	108,583
Salesforce.com, Inc. (a)	4,050,382	347,604
SolarWinds, Inc. (a)	2,016,500	32,345
Solera Holdings, Inc.	355,000	12,851
Sourcefire, Inc. (a)	637,171	12,106
SuccessFactors, Inc. (a)	879,444	18,284
Sybase, Inc. (a)	208,400	13,475
TeleNav, Inc.	1,027,200	8,618
TIBCO Software, Inc. (a)	2,912,900	35,130
VanceInfo Technologies, Inc. ADR (a)	933,953	21,742
VMware, Inc. Class A (a)	163,800	10,252
		2,560,527
TOTAL INFORMATION TECHNOLOGY		18,604,136
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 6.9%
Chemicals - 0.6%
Ecolab, Inc.	2,998,963	$ 134,683
Huabao International Holdings Ltd.	140,281,000	179,316
Lubrizol Corp.	159,300	12,793
PPG Industries, Inc.	95,000	5,739
STR Holdings, Inc.	1,941,696	36,504
Valspar Corp.	211,700	6,376
		375,411
Construction Materials - 0.0%
Vulcan Materials Co.	300,000	13,149
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	170,500	8,469
Silgan Holdings, Inc.	145,100	4,118
		12,587
Metals & Mining - 6.3%
Alamos Gold, Inc.	1,766,600	27,099
Allied Nevada Gold Corp. (a)	1,742,300	34,517
AngloGold Ashanti Ltd. sponsored ADR	3,664,836	158,248
Aurizon Mines Ltd. (a)	2,205,200	10,855
B2Gold Corp. (a)	13,479,937	20,893
B2Gold Corp. (a)(e)	5,850,000	9,067
Detour Gold Corp. (a)	795,900	17,682
Eldorado Gold Corp.	25,970,288	465,467
Franco-Nevada Corp. (d)	9,037,600	275,063
Franco-Nevada Corp. (d)(e)	695,100	21,156
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	347,550	2,644
Goldcorp, Inc.	15,617,583	683,796
Golden Star Resources Ltd. Cda (a)	1,400,000	6,181
Ivanhoe Mines Ltd. (a)	20,038,700	259,578
Kinross Gold Corp. (c)	17,335,179	296,370
Lihir Gold Ltd.	49,024,416	176,255
New Gold, Inc. (a)	8,973,900	55,721
Newcrest Mining Ltd.	15,269,677	445,225
Novagold Resources, Inc. (a)	188,800	1,316
Randgold Resources Ltd. sponsored ADR	4,615,855	437,352
Red Back Mining, Inc. (a)	11,921,800	301,363
Red Back Mining, Inc. (a)(e)	592,400	14,975
San Gold Corp. (a)	8,459,100	36,155
Seabridge Gold, Inc. (a)	756,700	23,420
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Tahoe Resources, Inc. (a)(e)	3,263,300	$ 19,925
Ventana Gold Corp. (a)	1,484,000	11,082
		3,811,405
TOTAL MATERIALS		4,212,552
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	2,241,200	99,733
Clearwire Corp. Class A (a)	2,758,498	20,082
NII Holdings, Inc. (a)	386,600	12,572
Sprint Nextel Corp. (a)	14,438,800	61,221
Vivo Participacoes SA sponsored ADR	1,511,900	39,188
		232,796
UTILITIES - 0.1%
Multi-Utilities - 0.1%
YTL Corp. Bhd	24,945,630	56,956
TOTAL COMMON STOCKS (Cost $44,682,684)		56,565,114
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Ning, Inc. Series D 8.00% (a)(g)	4,021,166	23,705
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
superDimension Ltd. 6.00% (a)(g)	698,064	14,960
Life Sciences Tools & Services - 0.0%
Fluidigm Corp. (a)	1,313,082	9,192
TOTAL HEALTH CARE		24,152
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
Digg, Inc. Series C, 8.00% (a)(g)	410,013	3,075
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Trion World Network, Inc. 8.00% (a)(g)	3,950,196	$ 16,907
TOTAL INFORMATION TECHNOLOGY		19,982
TOTAL CONVERTIBLE PREFERRED STOCKS		67,839
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Slide, Inc. Series D (a)(g)	6,861,467	4,117
TOTAL PREFERRED STOCKS (Cost $118,998)		71,956
Money Market Funds - 7.3%

Fidelity Cash Central Fund, 0.20% (f)	3,920,994,108	3,920,994
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	525,093,600	525,094
TOTAL MONEY MARKET FUNDS (Cost $4,446,088)		4,446,088
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $49,247,770)		61,083,158
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(373,399)
NET ASSETS - 100%		$ 60,709,759
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $420,865,000 or 0.7% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,426,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
Metro Bank PLC Class A	12/8/09	$ 13,307
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
Slide, Inc. Series D	1/14/08	$ 31,308
superDimension Ltd.	2/27/08 - 5/22/08	$ 14,960
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. 8.00%	8/22/08	$ 21,691
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,331
Fidelity Securities Lending Cash Central Fund	5,744
Total	$ 9,075
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amphenol Corp. Class A	$ 407,853	$ 32,415	$ -	$ 279	$ 376,617
AsiaInfo Holdings, Inc.	82,360	-	35,041	-	-
Birchcliff Energy Ltd.	84,025	5,948	12,745	-	77,133
China Automation Group Ltd.	23,686	19,788	-	350	35,297
Chipotle Mexican Grill, Inc.	222,182	51,809	-	-	410,509
Cirrus Logic, Inc.	-	44,997	-	-	59,092
Clean Energy Fuels Corp.	20,830	69,938	-	-	78,168
CommVault Systems, Inc.	12,290	45,198	-	-	55,933
Constant Contact, Inc.	23,641	8,677	-	-	39,564
Diamond Foods, Inc.	-	47,547	-	48	51,322
Discovery Communications, Inc.	335,683	96,696	6,486	-	480,850
Dollar Tree, Inc.	188,877	116,307	6,364	-	359,134
Franco-Nevada Corp.	222,316	41,697	-	1,200	296,219
Ivanhoe Mines Ltd.	339,689	13,070	61,390	-	-
J. Crew Group, Inc.	282,965	2,840	-	-	234,960
MannKind Corp.	66,708	-	56,188	-	-
McAfee, Inc.	411,783	-	406,099	-	-
Medivation, Inc.	119,736	4,292	-	-	29,133
Metro Bank PLC Class A	13,200	-	-	-	12,199
Mettler-Toledo International, Inc.	316,051	25,883	-	-	361,112
Micrel, Inc.	-	67,023	-	183	63,594
Netlogic Microsystems, Inc.	-	97,906	-	-	93,022
Noble Energy, Inc.	956,758	12,770	50,724	4,835	775,852
Northern Oil & Gas, Inc.	44,836	-	54,394	-	-
Quality Systems, Inc.	123,381	25,933	32,428	990	104,915
Red Back Mining, Inc.	209,441	6,774	57,744	-	-
Skyworks Solutions, Inc.	-	171,991	-	-	199,522
SmartHeat, Inc.	46,779	1,362	6,179	-	15,386
Strayer Education, Inc.	104,192	82,931	-	1,056	175,945
Targacept, Inc.	31,733	1,327	-	-	30,602
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tim Hortons, Inc.	$ 339,156	$ 6,524	$ -	$ 2,358	$ 361,655
TreeHouse Foods, Inc.	122,751	10,750	-	-	155,646
Zymogenetics, Inc.	6,390	22,661	11,452	-	-
Total	$ 5,159,292	$ 1,135,054	$ 797,234	$ 11,299	$ 4,933,381
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,784,591	$ 10,418,279	$ 350,849	$ 15,463
Consumer Staples	4,662,947	3,816,841	846,106	-
Energy	3,220,881	3,149,862	71,019	-
Financials	6,261,381	5,791,804	433,673	35,904
Health Care	6,586,080	5,883,126	677,758	25,196
Industrials	1,990,651	1,865,257	92,904	32,490
Information Technology	18,624,118	17,522,004	1,082,132	19,982
Materials	4,212,552	3,411,756	800,796	-
Telecommunication Services	236,913	232,796	-	4,117
Utilities	56,956	-	56,956	-
Money Market Funds	4,446,088	4,446,088	-	-
Total Investments in Securities:	$ 61,083,158	$ 56,537,813	$ 4,412,193	$ 133,152
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities: (Amounts in thousands)
Beginning Balance	$ 102,862
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(3,220)
Cost of Purchases	33,531
Proceeds of Sales	(21)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 133,152
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2010	$ (3,220)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.2%
Canada	6.3%
United Kingdom	1.4%
China	1.2%
Ireland	1.2%
Bermuda	1.1%
Others (Individually Less Than 1%)	8.6%
100.0%
Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $5,732,817,000 of which $2,830,501,000 and $2,902,316,000 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2010

Assets
Investment in securities, at value (including securities loaned of $502,870) - See accompanying schedule: Unaffiliated issuers (cost $40,829,082)	$ 51,703,689
Fidelity Central Funds (cost $4,446,088)	4,446,088
Other affiliated issuers (cost $3,972,600)	4,933,381
Total Investments (cost $49,247,770)		$ 61,083,158
Cash		157
Foreign currency held at value (cost $1,675)		1,675
Receivable for investments sold		231,216
Receivable for fund shares sold		43,091
Dividends receivable		42,050
Interest receivable		3
Distributions receivable from Fidelity Central Funds		1,428
Other receivables		2,212
Total assets		61,404,990

Liabilities
Payable for investments purchased	$ 28,612
Payable for fund shares redeemed	90,194
Accrued management fee	40,133
Other affiliated payables	9,211
Other payables and accrued expenses	1,987
Collateral on securities loaned, at value	525,094
Total liabilities		695,231

Net Assets		$ 60,709,759
Net Assets consist of:
Paid in capital		$ 55,208,129
Accumulated net investment loss		(15,851)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,317,678)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,835,159
Net Assets		$ 60,709,759

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2010

Contrafund: Net Asset Value, offering price and redemption price per share ($51,931,600 ÷ 937,556 shares)	$ 55.39

Class K: Net Asset Value, offering price and redemption price per share ($8,778,159 ÷ 158,444 shares)	$ 55.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2010

Investment Income
Dividends (including $11,299 earned from other affiliated issuers)		$ 280,225
Interest		2,029
Income from Fidelity Central Funds		9,075
Total income		291,329

Expenses
Management fee Basic fee	$ 180,477
Performance adjustment	64,086
Transfer agent fees	54,665
Accounting and security lending fees	1,410
Custodian fees and expenses	1,701
Independent trustees' compensation	179
Registration fees	264
Audit	122
Legal	57
Miscellaneous	499
Total expenses before reductions	303,460
Expense reductions	(1,868)	301,592
Net investment income (loss)		(10,263)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	285,554
Other affiliated issuers	51,931
Foreign currency transactions	(2,825)
Total net realized gain (loss)		334,660
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,410,233)
Assets and liabilities in foreign currencies	(339)
Total change in net unrealized appreciation (depreciation)		(3,410,572)
Net gain (loss)		(3,075,912)
Net increase (decrease) in net assets resulting from operations		$ (3,086,175)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2010	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (10,263)	$ 123,258
Net realized gain (loss)	334,660	(471,089)
Change in net unrealized appreciation (depreciation)	(3,410,572)	14,688,737
Net increase (decrease) in net assets resulting from operations	(3,086,175)	14,340,906
Distributions to shareholders from net investment income	(11,023)	(132,704)
Distributions to shareholders from net realized gain	(88,185)	(92,816)
Total distributions	(99,208)	(225,520)
Share transactions - net increase (decrease)	(78,528)	1,408,294
Total increase (decrease) in net assets	(3,263,911)	15,523,680

Net Assets
Beginning of period	63,973,670	48,449,990
End of period (including accumulated net investment loss of $15,851 and undistributed net investment income of $5,435, respectively)	$ 60,709,759	$ 63,973,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

	Six months ended June 30,	Years ended December 31,
	2010	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 58.28	$ 45.26	$ 73.11	$ 65.21	$ 64.76	$ 56.74
Income from Investment Operations
Net investment income (loss) D	(.01)	.11	.23	.48	.41	.27
Net realized and unrealized gain (loss)	(2.79)	13.11	(27.22)	12.34	6.92	8.95
Total from investment operations	(2.80)	13.22	(26.99)	12.82	7.33	9.22
Distributions from net investment income	(.01)	(.11)	(.21)	(.44)	(.39)	(.23)
Distributions from net realized gain	(.08)	(.09)	(.65)	(4.48)	(6.49)	(.97)
Total distributions	(.09)	(.20)H	(.86)	(4.92)	(6.88)	(1.20)
Net asset value, end of period	$ 55.39	$ 58.28	$ 45.26	$ 73.11	$ 65.21	$ 64.76
Total ReturnB, C	(4.80)%	29.23%	(37.16)%	19.78%	11.54%	16.23%
Ratios to Average Net AssetsE, G
Expenses before reductions	.96% A	1.02%	.95%	.89%	.90%	.91%
Expenses net of fee waivers, if any	.96% A	1.02%	.95%	.89%	.90%	.91%
Expenses net of all reductions	.95% A	1.01%	.94%	.89%	.89%	.88%
Net investment income (loss)	(.05)% A	.22%	.37%	.68%	.62%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 51,932	$ 57,225	$ 45,149	$ 81,144	$ 68,576	$ 60,143
Portfolio turnover rate F	46% A	58%	78%	56%	76%	60%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended June 30,	Years ended December 31,
	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 58.25	$ 45.23	$ 68.59
Income from Investment Operations
Net investment income (loss) D	.02	.19	.22
Net realized and unrealized gain (loss)	(2.78)	13.11	(23.30)
Total from investment operations	(2.76)	13.30	(23.08)
Distributions from net investment income	(.01)	(.20)	(.28)
Distributions from net realized gain	(.08)	(.09)	-
Total distributions	(.09)	(.28) I	(.28)
Net asset value, end of period	$ 55.40	$ 58.25	$ 45.23
Total Return B, C	(4.74)%	29.43%	(33.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.82% A	.86%	.82% A
Expenses net of fee waivers, if any	.82% A	.86%	.82% A
Expenses net of all reductions	.82% A	.85%	.82% A
Net investment income (loss)	.09% A	.38%	.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 8,778	$ 6,749	$ 3,301
Portfolio turnover rate F	46% A	58%	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,395,684
Gross unrealized depreciation	(1,996,151)
Net unrealized appreciation (depreciation)	$ 11,399,533

Tax cost	$ 49,683,625

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $13,965,125 and $15,565,140, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Contrafund, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .76% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each applicable class were as follows:

	Amount	% of Average Net Assets*
Contrafund	$ 52,570.19
Class K	2,095.05
	$ 54,665

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $219 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $126 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned

Semiannual Report

8. Security Lending - continued

securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,744.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,863 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
From net investment income
Contrafund	$ 9,746	$ 110,638
Class K	1,277	22,066
Total	$ 11,023	$ 132,704
From net realized gain
Contrafund	$ 77,970	$ 83,038
Class K	10,215	9,778
Total	$ 88,185	$ 92,816

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009A	Six months ended June 30, 2010	Year ended December 31, 2009A
Contrafund
Shares sold	69,311	185,518	$ 4,074,176	$ 8,936,796
Conversion to Class K	-	(28,838)	-	(1,280,867)
Reinvestment of distributions	1,553	3,386	85,403	188,452
Shares redeemed	(115,216)	(175,665)	(6,736,429)	(8,469,845)
Net increase (decrease)	(44,352)	(15,599)	$ (2,576,850)	$ (625,464)
Class K
Shares sold	55,538	33,635	$ 3,254,471	$ 1,711,298
Conversion from Contrafund	-	28,843	-	1,280,867
Reinvestment of distributions	209	566	11,492	31,844
Shares redeemed	(13,158)	(20,158)	(767,641)	(990,251)
Net increase (decrease)	42,589	42,886	$ 2,498,322	$ 2,033,758

A Conversion transactions for Class K are for the period January 1, 2009 to August 31, 2009.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2010, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 13, 2010

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

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Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

CON-K-USAN-0810
1.863192.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 30, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 30, 2010